    As filed with the Securities and Exchange Commission on February 28, 2003

                                                       Registration No. 33-89848
                                                                        811-8190

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.__                       [_]

                       Post-Effective Amendment No. 12                       [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]

                                Amendment No. 34

                       UNITED OF OMAHA SEPARATE ACCOUNT C
                       ----------------------------------
                           (Exact Name of Registrant)

                     UNITED OF OMAHA LIFE INSURANCE COMPANY
                     --------------------------------------
                               (Name of Depositor)

                 Mutual of Omaha Plaza, Omaha, Nebraska, 68175
              ----------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                Depositor's Telephone Number, including Area Code
                                 (402) 351-5225

                     Name and Address of Agent for Service:
                            Michael E. Huss, Esquire
                            Mutual of Omaha Companies
                          Mutual of Omaha Plaza, 3-Law
                           Omaha, Nebraska, 68175-1008
                      Internet: mike.huss@mutualofomaha.com

 It is proposed that this filing will become effective (check appropriate box):

[_]     immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]     on (DATE) pursuant to paragraph (b) of Rule 485.
[_]     60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[X]     on May 1, 2003 pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO OF MUTUAL OF OMAHA]

UNITED OF OMAHA


                                                         PROSPECTUS: May 1, 2003


                                                            ULTRANNUITY SERIES V
                                                                Flexible Payment
                                                Variable Deferred Annuity Policy

     This Prospectus describes ULTRANNUITY SERIES V, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.

     The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.


     The Policy includes 32 variable options (where you have the investment risk) with investment portfolios from:


        .  The Alger American Fund
        .  Deutsche Asset Management VIT Funds
        .  Federated Insurance Series
        . Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II
        .  MFS Variable Insurance Trust
        .  Pioneer Variable Contracts Trust
        .  Scudder Variable Series I
        . T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.
        .  Van Kampen Universal Institutional Funds, Inc.

     and three fixed rate options (where we have the investment risk).


     The variable investment options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account
C. The value of your Policy will go up or down based on the investment performance of the variable investment options that you choose.


Please Read This Prospectus Carefully. It provides information you should consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference.

A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

             Remember that the Policy and the investment portfolios:

             . are subject to risk, including possible loss of principal . are not bank deposits
             . are not government insured
             . are not endorsed by any bank or government agency
             . may not achieve their goals

        UNITED OF OMAHA LIFE INSURANCE COMPANY, Variable Product Services
            P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354

CONTENTS

                                                                   PAGE(S)
                                                                   -------
       DEFINITIONS                                                     3
       ---------------------------------------------------------------------
       INTRODUCTION AND SUMMARY
            Comparison to Other Policies and Investments             4 - 5
            How the Policy Operates                                  5 - 6
            Fee Tables                                               7 - 9
            Examples of Expenses                                    10 - 11
       ---------------------------------------------------------------------
       FINANCIAL STATEMENTS                                         12 - 20
       ---------------------------------------------------------------------
       ABOUT US                                                       21
       ---------------------------------------------------------------------
       INVESTMENT OPTIONS
            Variable Investment Options                             22 - 25
            Fixed Rate Options                                        26
            Transfers                                                 27
            Dollar Cost Averaging                                   27 - 28
            Systematic Transfer Enrollment Program                    28
            Asset Allocation Program                                  29
            Rebalancing Program                                       30
       ---------------------------------------------------------------------
       IMPORTANT POLICY PROVISIONS
            Policy Application and Issuance                         31 - 32
            Accumulation Value                                      32 - 33
            Telephone Transactions                                    33
            Death of Annuitant                                        33
            Delay of Payments                                         34
            Minor Owner or Beneficiary                                34
            Policy Termination                                        34
       ---------------------------------------------------------------------
       EXPENSES
            Withdrawal Charge                                       35 - 36
            Mortality and Expense Risk Charge                       36 - 37
            Administrative Charges                                    37
            Enhanced Death Benefit Charge                             37
            Returns Benefit Charge                                    37
            Transfer Fee                                            37 - 38
            Premium Tax Charge                                        38
            Other Taxes                                               38
            Other Expenses; Investment Advisory Fees                  38
       ---------------------------------------------------------------------
       POLICY DISTRIBUTIONS
            Withdrawals                                               39
            Annuity Payments                                        40 - 42
            Death Benefits                                          43 - 44
            Lump Sum Payment                                          45
       ---------------------------------------------------------------------
       FEDERAL TAX MATTERS
            Taxation of Nonqualified Policies                       46 - 47
            Taxation of Qualified Policies                          47 - 48
            Possible Tax Law Changes                                  48
       ---------------------------------------------------------------------
       MISCELLANEOUS
            Distributor of the Policies                               49
            Sales to Employees                                        49
            Voting Rights                                             49
            Distribution of Materials                                 49
            Legal Proceedings                                         49
            USA Patriot Notice                                        49
            Privacy Notice                                          50 - 54
            Do You Have Questions?                                    54
       ---------------------------------------------------------------------
       STATEMENT OF ADDITIONAL INFORMATION                            55

DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.


Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's 95th birthday (85th birthday in Pennsylvania or if the returns benefit rider is elected).


Average Death Benefit Amount is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death. If there are joint Owners, the surviving joint Owner is the primary Beneficiary and any named Beneficiary is a contingent Beneficiary.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.

----------

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.


        The Ultrannuity Series V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to as many as 32 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.


     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.


     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. If you elect to add the returns benefit rider, you will be guaranteed a minimum annuity payment if you hold the policy for at least 10 years. Some or all of each payment will be taxable.



     You may have the right to add an enhanced death benefit rider to the Policy for an additional charge. If you elect this rider, or if you add the returns benefit rider you may be entitled to receive a death benefit in excess of your Accumulation Value. You cannot elect both the enchanced death benefit rider and the returns benefit rider.


..    COMPARISON TO OTHER POLICIES AND INVESTMENTS


     Compared to fixed annuities. Like fixed-interest annuities, the Policy:

     . offers the ability to accumulate capital on a tax-deferred basis; . offers the ability to have a guaranteed minimum return on your investment (if you choose a fixed rate option or elect the returns benefit rider);
     . allows you to make withdrawals from your Policy; and . can provide annuity payments for the rest of your life or for some other period.


     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees, and asset allocation models.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.

     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
     . Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

..    HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates and includes a summary of expenses. For more information, refer to specific sections of this Prospectus.

                                PURCHASE PAYMENTS
..    Minimum initial purchase payment is $5,000 ($2,000 if you elect to make electronic funds transfer payments of at least $100 per month, or quarterly, semiannual or annual purchase payment equivalents).
..    Minimum additional purchase payment is $500.
..    No additional purchase payments will be accepted after earlier of the
     Annuity Starting Date or your 88th birthday.

                 DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS
In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may instead be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.

                         INVESTMENT OF PURCHASE PAYMENTS
You direct the allocation of all net purchase payments among the 32 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.


                             DEDUCTIONS FROM ASSETS
..    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:
     .   1.00% for our mortality and expense risk;
     .   0.20% for our administrative expenses;
     .   0.35% if you elect the optional enhanced death benefit rider*
..    Annual charge of 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value if you elect the optional returns benefit rider.
..    Annual Policy Fee of $30 per year assessed on each Policy anniversary if your Policy has an Accumulation Value of $50,000 or less, no annual Policy fee is assessed if your Policy has an Accumulation Value of more than $50,000 on the Policy anniversary.
..    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
..    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
*This charge is deducted annually (and on surrender) rather than on a daily basis for Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies.

                               ACCUMULATION VALUE
..    Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
..    Accumulation Value may vary daily. There is no minimum guaranteed
     Accumulation Value for the Subaccounts.
..    Accumulation Value can be transferred among the Subaccounts and the fixed account.
..    Dollar cost averaging, asset allocation and rebalancing programs are available.
..    Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.


                           ACCUMULATION VALUE BENEFITS
..    You can withdraw all or part of the Cash Surrender Value. Each Policy Year, up to 15% of the Accumulation Value as of the date of the first withdrawal that Policy Year may be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; the charge is 7% if the withdrawal is made in the first year after a purchase payment is made and then the withdrawal charge decreases by 1% in each successive year to 0% after the seventh year. (Taxes and tax penalties may also apply to withdrawals.)
..    Fixed and variable annuity payout options are available. A guaranteed minimum annuity payout is also available under the returns benefit rider (for an extra charge).


                                 DEATH BENEFITS

..    Available as a lump sum or under a variety of payment options.
..    If you die by accident, you may receive double the death benefit that would be paid if death was not by accident as a result of the accidental death benefit.*
..    The returns benefit is also available for an extra charge. This benefit will guarantee lifetime annuity payments, with a lump sum death benefit to your Beneficiary in certain circumstances.*
..    An enhanced death benefit also may be available (for an extra charge).*


----------

*Accidental and enhanced death benefit and the returns benefit may not be available in all states.



STATE VARIATIONS
     This Prospectus and the Statement of Additional Information provide a general description of the Policy. Certain provisions of your Policy may be different than the general description in this Prospectus because of legal requirements in your state. Many of these differences are noted in this Prospectus. Your actual Policy and any riders are the controlling documents. All riders and options are not available in all states. Contact your registered representative or our Variable Product Services Office for specific information.

For Policies Issued in the State of Florida:

     This notice is to remind you of rights provided by Florida law, Chapter
627.4555. You may designate a person, in addition to yourself, who would be told when your premium is past due and has not been paid. This secondary addressee will only be sent notification if the insured is age 64 or older and the Policy has been in force for at least one year. Notification of possible lapse in coverage will be sent to you and the person you designate to be the secondary addressee at least 21 days before expiration of the grace period provided in your Policy.

     If you would like to take advantage of this feature, please contact Variable Products Services at 1-800-238-9354.

Tax-Free Exchanges (1035 Exchanges)



     You can generally exchange one policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy, there will be a new surrender charge period for this Policy, other charges may be higher (or lower) and the benefits may be different. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.



                 For more detailed information about the Policy,
            please read the rest of this Prospectus and the Policy.

FEE TABLES

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay premiums, surrender the Policy, make partial withdrawals from the Policy, and transfer Accumulation Value among the Subaccounts and the fixed account.

                                                    TRANSACTION FEES
-----------------------------------------------------------------------------------------------------------------------
                                                               AMOUNT DEDUCTED -
                                WHEN CHARGE IS                MAXIMUM GUARANTEED           AMOUNT DEDUCTED - CURRENT
        CHARGE                     DEDUCTED                         CHARGE                          CHARGE
-----------------------------------------------------------------------------------------------------------------------
DEDUCTIONS FROM PREMIUMS:
-----------------------------------------------------------------------------------------------------------------------
   Premium Tax Charge         At the time we are          Varies, up to 3.5% of each      Varies, up to 3.5% of each
                             assessed premium tax               premium payment                 premium payment
                             on the policy, which
                             can be when purchase
                            payments are received,
                                at the time of
                            surrender, the death of
                               an Owner or upon
                              applying the Policy
                            proceeds to an annuity
                                payout option.
-----------------------------------------------------------------------------------------------------------------------
WITHDRAWAL CHARGE:             At time of a full         7% of the applicable purchase      From 7% to 0% depending
                             surrender or partial                   payment              upon the length of time since
                                 withdrawal/1/                                              the applicable purchase
                                                                                             payment was received
-----------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE:
-----------------------------------------------------------------------------------------------------------------------
                               Upon the first 12                   No Charge                       No Charge
                             transfers in a Policy
                                     Year
-----------------------------------------------------------------------------------------------------------------------
                              Upon each transfer               $10 per transfer                $10 per transfer
                              over 12 in a Policy
                                     Year
-----------------------------------------------------------------------------------------------------------------------

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Series Funds' fees and expenses

----------
/1/ The withdrawal charge will not apply to a death benefit paid under the Policy, any amounts available for withdrawal under the Free Partial Withdrawal provision, when an approved waiver of withdrawal provision is exercised, to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy or for qualified plans, to amounts paid in excess of the allowable tax deduction that we refund

                                     PERIODIC CHARGES OTHER THAN SERIES FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
                                                                           AMOUNT DEDUCTED -
                                                                          MAXIMUM GUARANTEED
                                                                        CHARGE EQUAL TO DOLLAR          AMOUNT DEDUCTED -CURRENT
                                                                           AMOUNT OR ANNUAL              CHARGE EQUAL TO DOLLAR
                                                                       PERCENTAGE RATE SET FORTH            AMOUNT OR ANNUAL
                                                                             BELOW OF THE               PERCENTAGE RATE SET FORTH
                                             WHEN CHARGE IS              ACCUMULATION VALUE IN          BELOW OF THE ACCUMULATION
               CHARGE                           DEDUCTED                    THE SUBACCOUNTS             VALUE IN THE SUBACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
Risk Fee                                     Deducted Daily                         1.00%                          1.00%
-----------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGES
-----------------------------------------------------------------------------------------------------------------------------------
   Policy Fee, $50,000 or less of           Deducted Annually              $       30.00                     $    30.00
         Accumulation Value
-----------------------------------------------------------------------------------------------------------------------------------
  Policy Fee, if Accumulation Value                                        $        0.00                     $     0.00
        is more than $50,000
-----------------------------------------------------------------------------------------------------------------------------------
    Administration Expense Charge            Deducted Daily                         0.20%                          0/20%
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES:
-----------------------------------------------------------------------------------------------------------------------------------
           Enhanced Death                   Deducted Daily/2/                       0.35%                          0.35%
           Benefit Rider
-----------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income         Deducted Annually on the                    0.40%/3/                       0.40%/3/
        Returns Benefit Rider              Policy Anniversary
-----------------------------------------------------------------------------------------------------------------------------------

     The next item shows the minimum and maximum total operating expenses deducted from the total net assets of the investment portfolios (before waiver or reimbursement) during the fiscal year ended December 31, 2002. Expenses of the investment portfolios may be higher or lower in the future. More detail concerning each investment portfolio's fees and expenses is contained in the prospectus for each investment portfolio.

ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES:

                                                                                    MINIMUM         MAXIMUM
     ---------------------------------------------------------------------------------------------------------
     Annual Investment Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses)
     ---------------------------------------------------------------------------------------------------------


----------
/2/ This charge is deducted annually (and on surrender) on Policies issued before 5/01/98 based on the Average Death Benefit of these Policies.

/3/ This charge is deducted annually on the Policy Anniversary (and on surrender) from the Accumulation Value in the subaccounts and the fixed rate options based on the greater of the death benefit calculated under the rider or Accumulation Value.

SERIES FUND ANNUAL EXPENSES/4/                                                       TOTAL PORTFOLIO
(as a percentage of average net assets)                                              ANNUAL EXPENSES

Portfolio:                                                                     (after fee waiver and expense
                                                                                    reimbursement)/(a)/
---------------------------------------------------------------------------------------------------------------------
Alger American Growth
Alger American Small Capitalization
---------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                               /(a)/
Federated Fund for U.S. Government Securities II            /(a)/
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500                                   /(a)/
Fidelity VIP Mid Cap
---------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                            /(a)/
MFS Emerging Growth Series
MFS High Income Series                                      /(a)/
MFS Research Series
MFS Strategic Income Series                                 /(a)/
---------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT                                   /(a)/
Pioneer Real Estate Growth VCT
Pioneer Small Cap Value VCT
---------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)(R)Equity Index Fund/(a)/
Scudder VIT Small Cap Index Fund                            /(a)/
---------------------------------------------------------------------------------------------------------------------
Scudder VS1 Global Discovery
Scudder VS1 Growth and Income
Scudder VS1 International
---------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
T. Rowe Price International  Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy Balanced
---------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity                      /(a)/
Van Kampen UIF Fixed Income                                 /(a)/
---------------------------------------------------------------------------------------------------------------------

/(a)/ Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

                                                                                        Total Portfolio
PORTFOLIO                                                                               Annual Expenses
----------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Fidelity VIP II Index 500
MFS Capital Opportunities Series
MFS High Income Series
MFS Strategic Income Series
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF Fixed Income
------------------------------------------------------------------------ -----------------------------------------------


----------
/4/ The fee and expense data regarding each Series Fund, which are fees and expenses for 2002, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

                              EXAMPLES OF EXPENSES


     The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. There are two sets of examples. The first example shows expenses without the optional enhanced death benefit rider, without the optional returns benefit rider and assumes that the Policy Accumulation Value is less than $50,000. The second example shows expenses with the enhanced death benefit, with the returns benefit rider and assumes that the Policy Accumulation Value is less than $50,000. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be the same for each of the time periods shown.

EXAMPLES/5/
AN OWNER WOULD PAY THE FOLLOWING EXPENSES        1. SURRENDER POLICY AT END    2. ANNUITIZE POLICY AT
ON A $1,000 INVESTMENT, ASSUMING A 5%            OF THE TIME PERIOD OR         THE END OF THE TIME
ANNUAL RETURN ON ASSETS (EXCLUDING THE           ANNUITIZE AND ANNUITY         PERIOD AND ANNUITY OPTION   3. POLICY IS NOT
ENHANCED DEATH BENEFIT AND THE RETURNS           OPTION 4 (LIFETIME INCOME)    4 (LIFETIME INCOME) IS      SURRENDERED AND IS NOT
BENEFIT) IF:                                     IS NOT CHOSEN                 CHOSEN                      ANNUITIZED
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                         1Yr    3Yr    5Yr    10Yr     1Yr    3Yr    5Yr    10Yr   1Yr    3Yr    5Yr   10Yr
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth
Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500
Fidelity VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS High Income Series
MFS Research Series
MFS Strategic Income Series
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT
Pioneer Real Estate Growth VCT
Pioneer Small Cap Value VCT
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VSI Global Discovery
Scudder VS1 Growth & Income
Scudder VS1 International
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
T. Rowe Price International Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy Balanced
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF Fixed Income
-----------------------------------------------------------------------------------------------------------------------------------

----------
/5/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

EXAMPLES/6/
AN OWNER WOULD PAY THE FOLLOWING EXPENSES        1. SURRENDER POLICY AT END    2. ANNUITIZE POLICY AT
ON A $1,000 INVESTMENT, ASSUMING A 5%            OF THE TIME PERIOD OR         THE END OF THE TIME
ANNUAL RETURN ON ASSETS (INCLUDING THE           ANNUITIZE AND ANNUITY         PERIOD AND ANNUITY OPTION   3. POLICY IS NOT
ENHANCED DEATH BENEFIT AND THE RETURNS           OPTION 4 (LIFETIME INCOME)    4 (LIFETIME INCOME) IS      SURRENDERED AND IS NOT
BENEFIT) IF:                                     IS NOT CHOSEN                 CHOSEN                      ANNUITIZED
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio                                         1Yr    3Yr    5Yr    10Yr     1Yr    3Yr    5Yr    10Yr   1Yr    3Yr    5Yr   10Yr
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth
Alger American Small Capitalization
-----------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager
Fidelity VIP II Contrafund
Fidelity VIP Equity Income
Fidelity VIP II Index 500
Fidelity VIP Mid Cap
-----------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series
MFS Emerging Growth Series
MFS High Income Series
MFS Research Series
MFS Strategic Income Series
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT
Pioneer Fund VCT
Pioneer Growth Shares VCT
Pioneer Mid-Cap Value VCT
Pioneer Real Estate Growth VCT
Pioneer Small-Cap Value VCT
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
Scudder VIT Small Cap Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Scudder VSI Global Discovery
Scudder VS1 Growth & Income
Scudder VS1 International
-----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income
T. Rowe Price International Stock
T. Rowe Price Limited-Term Bond
T. Rowe Price New America Growth
T. Rowe Price Personal Strategy Balanced
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF Fixed Income
-----------------------------------------------------------------------------------------------------------------------------------

These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2002. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.


                 For more detailed information about the Policy,
            please read the rest of this Prospectus and the Policy.

----------
/6/ The $30 annual Policy Fee is reflected as a daily 0.10% charge in these examples, based on an average Accumulation Value of $30,000.

FINANCIAL STATEMENTS


     The financial statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page regarding how to get a copy.) At December 31, 2002, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.

      This table demonstrates information for Policies without the Enhanced
        Death Benefit and for Policies issued before May 1, 1998 with the
                             Enhanced Death Benefit.

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
Alger American Growth (6/5/95)                                         10.000
         1995...............................................                                 11.673                    140,897
         1996...............................................                                 13.071                  1,358,882
         1997...............................................                                 16.240                  1,918,481
         1998...............................................                                 23.759                  2,036,293
         1999...............................................                                 31.395                  2,311,743
         2000...............................................                                 26.437                  2,397,859
         2001...............................................                                 23.032                  1,986,652
         2002
Alger American Small Capitalization (6/5/95)                           10.000
         1995...............................................                                 12.094                    148,670
         1996...............................................                                 12.448                  1,474,107
         1997...............................................                                 13.690                  2,021,476
         1998...............................................                                 15.638                  2,100,494
         1999...............................................                                 22.159                  2,109,902
         2000...............................................                                 15.939                  2,117,374
         2001...............................................                                 11.099                  1,920,970
         2002
Federated Fund  for U.S. Government Securities II (6/5/95)             10.000
         1995...............................................                                 10.570                    122,440
         1996...............................................                                 10.882                  1,128,539
         1997...............................................                                 11.674                  1,824,790
         1998...............................................                                 12.417                  2,467,353
         1999...............................................                                 12.195                  2,340,323
         2000...............................................                                 13.371                  2,102,155
         2001...............................................                                 14.139                  1,852,701
         2002
Federated Prime Money Fund II (6/5/95)                                  1.000
         1995...............................................                                  1.023                  3,065,603
         1996...............................................                                  1.059                 21,525,823
         1997...............................................                                  1.098                 19,485,025
         1998...............................................                                  1.138                 33,973,580
         1999...............................................                                  1.176                 49,202,545
         2000...............................................                                  1.231                 28,115,973
         2001...............................................                                  1.262                 32,073,914
         2002
Fidelity VIP II Asset Manager: Growth (6/5/95)                         10.000
         1995...............................................                                 11.269                    199,570
         1996...............................................                                 13.353                  1,655,034
         1997...............................................                                 16.500                  2,748,520
         1998...............................................                                 19.167                  2,845,580

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
         1999...............................................                                 21.827                  2,600,716
         2000...............................................                                 18.877                  2,495,810
         2001...............................................                                 17.271                  2,036,537
         2002
Fidelity VIP II Contrafund (6/5/95)                                    10.000
         1995...............................................                                 11.740                    150,364
         1996...............................................                                 14.070                  1,785,274
         1997...............................................                                 17.257                  2,992,115
         1998...............................................                                 22.162                  3,141,626
         1999...............................................                                 27.208                  3,149,291
         2000...............................................                                 25.102                  2,977,690
         2001...............................................                                 21.763                  2,391,908
         2002
Fidelity VIP Equity-Income (6/5/95)                                    10.000
         1995...............................................                                 11.596                    233,679
         1996...............................................                                 13.090                  2,256,678
         1997...............................................                                 16.571                  3,528,096
         1998...............................................                                 18.276                  3,872,254
         1999...............................................                                 19.200                  3,977,876
         2000...............................................                                 20.568                  3,566,414
         2001...............................................                                 19.313                  3,051,123
         2002
Fidelity VIP II Index 500 (5/1/97)                                     10.000
         1997...............................................                                 12.166                    829,118
         1998...............................................                                 15.425                  2,004,924
         1999...............................................                                 18.367                  3,009,822
         2000...............................................                                 16.459                  3,440,820
         2001...............................................                                 14.293                  3,397,837
         2002
Fidelity VIP Mid Cap (5/1/03)                                          10.000

MFS Capital Opportunities Series (5/1/97)                              10.000
         1997...............................................                                 12.394                    292,197
         1998...............................................                                 15.528                  1,117,680
         1999...............................................                                 22.618                  1,460,323
         2000...............................................                                 21.531                  1,942,266
         2001...............................................                                 16.276                  1,978,242
         2002
MFS Emerging Growth Series (6/5/95)                                    10.000
         1995...............................................                                 11.659                    123,460
         1996...............................................                                 13.480                  1,854,145
         1997...............................................                                 16.230                  2,890,806
         1998...............................................                                 21.521                  3,084,172
         1999...............................................                                 37.575                  2,822,806
         2000...............................................                                 29.847                  2,633,131
         2001...............................................                                 19.612                  2,106,062
         2002
MFS High Income Series (6/5/95)                                        10.000
         1995...............................................                                 10.452                     87,378
         1996...............................................                                 11.548                    859,361
         1997...............................................                                 12.960                  1,729,635
         1998...............................................                                 12.782                  1,972,690
         1999...............................................                                 13.442                  1,994,619
         2000...............................................                                 12.395                  1,847,236

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
         2001...............................................                                 12.500                  1,266,445
         2002
MFS Research Series (6/5/95)                                           10.000
         1995...............................................                                 10.986                    117,165
         1996...............................................                                 13.277                  1,381,316
         1997...............................................                                 15.775                  2,608,735
         1998...............................................                                 19.231                  2,790,110
         1999...............................................                                 23.571                  2,379,511
         2000...............................................                                 22.159                  2,169,993
         2001...............................................                                 17.240                  1,713,143
         2002
MFS Strategic Income Series (6/5/95)                                   10.000
         1995...............................................                                 10.243                     56,393
         1996...............................................                                 10.527                    819,686
         1997...............................................                                 10.283                  1,302,843
         1998...............................................                                 10.963                  1,429,007
         1999...............................................                                 10.561                  1,456,763
         2000...............................................                                 10.945                  1,465,827
         2001...............................................                                 11.327                  1,112,654
         2002
Pioneer Equity-Income VCT (5/1/2000)                                   10.000
         2000...............................................                                 11.492                    524,471
         2001...............................................                                 10.542                    702,072
         2002
Pioneer Fund VCT (5/1/2000)                                            10.000
         2000...............................................                                  9.761                    229,835
         2001...............................................                                  8.573                    388,936
         2002
Pioneer Growth Shares VCT (5/1/2000)                                   10.000
         2000...............................................                                  9.290                     15,247
         2001...............................................                                  7.412                     79,129
         2002
Pioneer Mid-Cap Value VCT (5/1/97)                                     10.000
         1997...............................................                                 11.756                    383,956
         1998...............................................                                 11.156                    704,800
         1999...............................................                                 12.461                    625,307
         2000...............................................                                 14.529                    600,524
         2001...............................................                                 15.285                    812,148
         2002
Pioneer Real Estate Growth VCT (5/1/97)                                10.000
         1997...............................................                                 12.229                    428,572
         1998...............................................                                  9.818                    650,669
         1999...............................................                                  9.295                    735,185
         2000...............................................                                 11.895                    828,840
         2001...............................................                                 12.669                    764,044
         2002
Pioneer Small Cap Value VCT Portfolio (5/1/03)                       $ 10.000

Scudder VIT EAFE(R)Equity Index Fund (5/1/2000)                        10.000
         2000...............................................                                  8.764                    604,546
         2001...............................................                                  6.521                  1,058,221
         2002
Scudder VIT Small Cap Index Fund (5/1/2000)                            10.000
         2000...............................................                                  9.288                    323,540

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
         2001...............................................                                  9.366                    537,017
         2002
Scudder VS1 Global Discovery (5/1/97)                                  10.000
         1997...............................................                                 11.478                    194,110
         1998...............................................                                 13.176                    297,502
         1999...............................................                                 21.562                    298,875
         2000...............................................                                 20.150                    500,867
         2001...............................................                                 14.939                    416,984
         2002
Scudder VS1 Growth and Income (5/1/97)                                 10.000
         1997...............................................                                 12.190                    561,594
         1998...............................................                                 12.847                  1,049,444
         1999...............................................                                 13.425                    965,074
         2000...............................................                                 12.955                    897,400
         2001...............................................                                 11.320                    763,652
         2002
Scudder VS1 International (6/5/95)                                     10.000
         1995...............................................                                 10.642                     99,029
         1996...............................................                                 12.067                  1,269,457
         1997...............................................                                 13.004                  2,391,655
         1998...............................................                                 15.223                  2,421,576
         1999...............................................                                 23.241                  2,206,568
         2000...............................................                                 17.979                  2,171,470
         2001...............................................                                 12.281                  1,785,665
         2002
T. Rowe Price Equity Income (6/5/95)                                   10.000
         1995...............................................                                 11.625                    121,994
         1996...............................................                                 13.731                  1,861,298
         1997...............................................                                 17.481                  3,837,388
         1998...............................................                                 18.839                  4,407,085
         1999...............................................                                 19.305                  3,796,628
         2000...............................................                                 21.564                  3,131,372
         2001...............................................                                 21.616                  2,685,683
         2002
T. Rowe Price International Stock (6/5/95)                             10.000
         1995...............................................                                 10.569                    181,399
         1996...............................................                                 11.976                  1,736,784
         1997...............................................                                 12.200                  2,857,269
         1998...............................................                                 13.964                  2,966,530
         1999...............................................                                 18.394                  2,715,037
         2000...............................................                                 14.932                  2,638,133
         2001...............................................                                 11.475                  2,538,533
         2002
T. Rowe Price Limited-Term Bond (6/5/95)                               10.000
         1995...............................................                                 10.373                     56,018
         1996...............................................                                 10.582                    631,437
         1997...............................................                                 11.160                  1,302,580
         1998...............................................                                 11.828                  2,346,553
         1999...............................................                                 11.785                  2,777,488
         2000...............................................                                 12.720                  3,213,365
         2001...............................................                                 13.632                  3,224,453
         2002
T. Rowe Price New America Growth (6/5/95)                              10.000
         1995...............................................                                 13.061                     58,555
         1996...............................................                                 15.496                    917,255

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
         1997...............................................                                 18.543                  1,599,824
         1998...............................................                                 21.712                  1,914,746
         1999...............................................                                 24.187                  1,701,273
         2000...............................................                                 21.359                  1,562,392
         2001...............................................                                 18.602                  1,470,460
         2002
T. Rowe Price Personal Strategy Balanced (6/5/95)                      10.000
         1995...............................................                                 11.272                    123,287
         1996...............................................                                 12.719                  1,703,217
         1997...............................................                                 14.833                  2,792,934
         1998...............................................                                 16.755                  3,090,073
         1999...............................................                                 17.946                  2,780,445
         2000...............................................                                 18.691                  2,570,458
         2001...............................................                                 18.020                  2,210,402
         2002
Van Kampen UIF Emerging Markets Equity (5/1/98)                        10.000
         1998...............................................                                  7.002                     14,713
         1999...............................................                                 13.469                     93,730
         2000...............................................                                  8.131                    336,583
         2001...............................................                                  7.511                    426,209
         2002
Van Kampen UIF Fixed Income (5/1/98)                                   10.000
         1998...............................................                                 10.462                     80,837
         1999...............................................                                 10.167                    163,976
         2000...............................................                                 11.159                    175,613
         2001...............................................                                 12.052                    275,175
         2002

* Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

          This table demonstrates information for Policies issued on or after May 1, 1998 with the Enhanced Death Benefit.

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
Alger American Growth (6/5/95)                                         10.000
         1998...............................................                                 12.418                     28,408
         1999...............................................                                 16.352                    127,509
         2000...............................................                                 13.721                    185,958
         2001...............................................                                 11.912                    159,587
         2002
Alger American Small Capitalization (6/5/95)                           10.000
         1998...............................................                                 10.202                     37,709
         1999...............................................                                 14.406                     74,834
         2000...............................................                                 10.326                    113,657
         2001...............................................                                  7.166                    104,891
         2002
Federated Fund for U.S. Government Securities II (6/5/95)              10.000
         1998...............................................                                 10.430                     20,339
         1999...............................................                                 10.207                     37,232
         2000...............................................                                 11.153                     38,743
         2001...............................................                                 11.752                     35,086
         2002
Federated Prime Money Fund II (6/5/95)                                  1.000
         1998...............................................                                  1.021                    441,406
         1999...............................................                                  1.052                  1,947,391
         2000...............................................                                  1.097                  1,775,602
         2001...............................................                                  1.121                  2,696,259
         2002
Fidelity VIP II Asset Manager: Growth (6/5/95)                         10.000
         1998...............................................                                 10.560                     30,012
         1999...............................................                                 11.983                     74,734
         2000...............................................                                 10.327                     58,716
         2001...............................................                                  9.416                     50,880
         2002
Fidelity VIP II Contrafund (6/5/95)                                    10.000
         1998...............................................                                 11.260                     31,672
         1999...............................................                                 13.776                    136,641
         2000...............................................                                 12.665                    201,774
         2001...............................................                                 10.942                    180,954
         2002
Fidelity VIP Equity-Income (6/5/95)                                    10.000
         1998...............................................                                  9.842                    123,838
         1999...............................................                                 10.304                    243,840
         2000...............................................                                 10.999                    216,799
         2001...............................................                                 10.292                    200,691
         2002
Fidelity VIP II Index 500 (5/1/97)                                     10.000
         1998...............................................                                 10.964                    145,269
         1999...............................................                                 13.009                    410,449
         2000...............................................                                 11.617                    480,400
         2001...............................................                                 10.052                    502,246
         2002
Fidelity VIP Mid Cap (5/1/03)                                          10.000

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
MFS Capital Opportunities Series (5/1/97)                              10.000
         1998...............................................                                 10.447                     65,927
         1999...............................................                                 15.164                    123,562
         2000...............................................                                 14.385                    167,018
         2001...............................................                                 10.836                    216,639
         2002
MFS Emerging Growth Series (6/5/95)                                    10.000
         1998...............................................                                 11.125                     13,343
         1999...............................................                                 19.356                     33,702
         2000...............................................                                 15.321                     55,970
         2001...............................................                                 10.032                     66,455
         2002
MFS High Income Series (6/5/95)                                        10.000
         1998...............................................                                  9.469                     29,844
         1999...............................................                                  9.924                     61,932
         2000...............................................                                  9.119                     75,438
         2001...............................................                                  9.164                     73,245
         2002
MFS Research Series (6/5/95)                                           10.000
         1998...............................................                                 10.382                     21,020
         1999...............................................                                 12.680                     53,943
         2000...............................................                                 11.879                     55,039
         2001...............................................                                  9.209                     52,849
         2002
MFS Strategic Income Series (6/5/95)                                   10.000
         1998...............................................                                 10.495                     15,750
         1999...............................................                                 10.074                     27,691
         2000...............................................                                 10.405                     48,216
         2001...............................................                                 10.730                     51,772
         2002
Pioneer Equity-Income VCT (5/1/00)                                     10.000
         2000...............................................                                 11.466                     60,994
         2001...............................................                                 10.481                     84,566
         2002
Pioneer Fund VCT (5/1/00)                                              10.000
         2000...............................................                                  9.738                     41,957
         2001...............................................                                  8.523                     52,019
         2002
Pioneer Growth Shares VCT (5/1/00)                                     10.000
         2000...............................................                                  9.266                        131
         2001...............................................                                  7.368                        736
         2002
Pioneer Mid-Cap Value VCT (5/1/97)                                     10.000
         1998...............................................                                  8.379                     17,889
         1999...............................................                                  9.327                     21,682
         2000...............................................                                 10.836                     29,752
         2001...............................................                                 11.360                     30,272
         2002
Pioneer Real Estate Growth VCT (5/1/97)                                10.000
         1998...............................................                                  8.215                     18,420
         1999...............................................                                  7.750                     37,542
         2000...............................................                                  9.883                     59,967
         2001...............................................                                 10.489                     54,341
         2002
Pioneer Small Cap Value VCT (5/1/03)                                   10.000

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
Scudder VIT EAFE(R)Equity Index Fund (5/1/00)                          10.000
         2000...............................................                                  8.744                     68,860
         2001...............................................                                  6.483                    123,485
         2002
Scudder VIT Small Cap Index Fund (5/1/00)                              10.000
         2000...............................................                                  9.267                     34,692
         2001...............................................                                  9.312                     52,661
         2002
Scudder VS1 Global Discovery (5/1/97)                                  10.000
         1998...............................................                                  9.609                      2,498
         1999...............................................                                 15.669                      2,808
         2000...............................................                                 14.593                      9,493
         2001...............................................                                 10.780                      8,647
         2002
Scudder VS1 Growth and Income (5/1/97)                                 10.000
         1998...............................................                                  9.367                     26,462
         1999...............................................                                  9.754                     52,982
         2000...............................................                                  9.380                     35,029
         2001...............................................                                  8.167                     30,998
         2002
Scudder VS1 International (6/5/95)                                     10.000
         1998...............................................                                  9.972                     34,058
         1999...............................................                                 15.171                     69,529
         2000...............................................                                 11.695                     75,174
         2001...............................................                                  7.961                     65,098
         2002
T. Rowe Price Equity Income (6/5/95)                                   10.000
         1998...............................................                                  9.870                    131,786
         1999...............................................                                 10.079                    226,893
         2000...............................................                                 11.219                    176,410
         2001...............................................                                 11.206                    157,505
         2002
T. Rowe Price International Stock (6/5/95)                             10.000
         1998...............................................                                  9.937                     43,648
         1999...............................................                                 13.044                     85,678
         2000...............................................                                 10.552                    127,600
         2001...............................................                                  8.080                    161,811
         2002
T. Rowe Price Limited-Term Bond (6/5/95)                               10.000
         1998...............................................                                 10.391                     90,690
         1999...............................................                                 10.316                    170,293
         2000...............................................                                 11.096                    249,876
         2001...............................................                                 11.849                    309,622
         2002
T. Rowe Price New America Growth (6/5/95)                              10.000
         1998...............................................                                 10.183                     29,468
         1999...............................................                                 11.304                     53,230
         2000...............................................                                  9.947                     73,303
         2001...............................................                                  8.633                     89,388
         2002
T. Rowe Price Personal Strategy Balanced (6/5/95)                      10.000
         1998...............................................                                 10.361                     25,663
         1999...............................................                                 11.059                     69,282
         2000...............................................                                 11.478                     48,442

                                                              ACCUMULATION UNIT      ACCUMULATION UNIT
                                                                   VALUE ON         VALUE AT END OF YEAR    NUMBER OF ACCUMULATION
SUBACCOUNT                                                    COMMENCEMENT DATE         (December 31)       UNITS AT END OF YEAR**
(Date of Inception)                                                   ($)*                   ($)*                (December 31)
         2001...............................................                                 11.027                     45,975
         2002
Van Kampen UIF Emerging Markets Equity (5/1/98)                        10.000
         1998...............................................                                  6.985                          0
         1999...............................................                                 13.391                     13,983
         2000...............................................                                  8.055                     16,658
         2001...............................................                                  7.415                     32,336
         2002
Van Kampen UIF Fixed Income (5/1/98)                                   10.000
         1998...............................................                                 10.438                      2,775
         1999...............................................                                 10.108                      5,585
         2000...............................................                                 11.055                      8,256
         2001...............................................                                 11.898                     14,831
         2002


* Accumulation Unit values are rounded to the nearest hundredth of a cent. ** Number of Accumulation Units is rounded to the nearest unit.

ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provides life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made only in limited circumstances). Allocations must be in whole percentages and total 100%.

The investment results of each investment portfolio, whose investment objectives are briefly summarized below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.


     You can choose among 32 variable investment options and three fixed rate options.


..    VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those investment portfolios will perform worse than you expect.


     The Variable Account, United of Omaha Separate Account C, provides you with 32 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Accumulation Value to a Series Fund's investment portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that investment portfolio, and the Subaccount in turn invests in the investment portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the investment portfolios that you select.


     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and they could go down in value. Each portfolio operates as a separate investment fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

                                          VARIABLE INVESTMENT OPTIONS
  ASSET CATEGORY (*)                UNDER UNITED OF OMAHA SEPARATE ACCOUNT C
                                           (Series Fund - Portfolio)                                OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                         Van Kampen Universal Institutional Funds, Inc. -                Long-term capital appreciation
Emerging Markets Equity  Van Kampen UIF Emerging Markets Equity Portfolio /(6)/
                         ----------------------------------------------------------------------------------------------------------
                                                            Emerging market country securities
-----------------------------------------------------------------------------------------------------------------------------------
                         Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                         Scudder VIT EAFE(R)Equity Index Fund Portfolio /(11)/
                         ----------------------------------------------------------------------------------------------------------
                                         Statistically selected sample of the securities found in the EAFE(R)Index
                         ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                     Long-term capital appreciation
                         Scudder VS1 Global Discovery Portfolio /(8)/
                         ----------------------------------------------------------------------------------------------------------
                                                      Small companies in the U.S. or foreign markets
International Equity     ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I -                                     Long-term capital appreciation
                         Scudder VS1 International Portfolio /(8)/
                         ----------------------------------------------------------------------------------------------------------
                                          Common stocks of companies which do business outside the United States
                         ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price International Series, Inc. -                      Long-term capital appreciation
                         T. Rowe Price International Stock Portfolio /(9)/
                         ----------------------------------------------------------------------------------------------------------
                                                            Common stocks of foreign companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Long-term capital appreciation with
                         Pioneer Real Estate Growth VCT Portfolio /(7)/                  current income
Real Estate Equity       ----------------------------------------------------------------------------------------------------------
                                      Real estate investment trusts (REITs) and other real estate industry companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Alger American Fund -                                           Long-term capital appreciation
                         Alger American Small Capitalization Portfolio /(1)/
                         ----------------------------------------------------------------------------------------------------------
                                  Equity securities of companies with total market capitalization of less than $1 billion
                         ----------------------------------------------------------------------------------------------------------
                         Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                         Scudder VIT Small Cap Index Fund Portfolio /(11)/
                         ----------------------------------------------------------------------------------------------------------
Small-Cap Equity                  Statistically selected sample of the securities found in the Russell 2000(R)Index
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts TrustPioneer Small Cap Value VCT     Long-term capital appreciation
                         Portfolio/(7)/
                         ----------------------------------------------------------------------------------------------------------
                                            Common stock of small companies with catalyst for growth potential
-----------------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund                       Long-term capital appreciation
                         Fidelity VIP Mid Cap Portfolio
                         ----------------------------------------------------------------------------------------------------------
Mid-Cap Equity                                                Currently undervalued companies
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                         Pioneer Mid-Cap Value VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
-----------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth Equity  Alger American Fund -                                           Long-term capital appreciation
                         Alger American Growth Portfolio /(1)/
                         ----------------------------------------------------------------------------------------------------------
                                  Equity securities of companies with total market capitalization of more than $1 billion
                         ----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                         Fidelity VIP II Contrafund Portfolio /(3)/
                         ----------------------------------------------------------------------------------------------------------
                                                              Currently undervalued companies
                         ----------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation with
                         Fidelity VIP II Index 500 Portfolio /(3)/                       current income
                         ----------------------------------------------------------------------------------------------------------
                                                  Stocks that comprise the Standard and Poor's 500 Index
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Emerging Growth Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                          Common stocks of small and medium-sized companies with growth potential
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Research Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                         Research analyst's recommendations for best expected capital appreciation
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                         Pioneer Growth Shares VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                 Focus on secular trends, competitive strength and return on incremental invested capital

                                          VARIABLE INVESTMENT OPTIONS
  ASSET CATEGORY (*)                UNDER UNITED OF OMAHA SEPARATE ACCOUNT C
                                           (Series Fund - Portfolio)                                 OBJECTIVE
-----------------------------------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Long-term capital appreciation
                         T. Rowe Price New America Growth Portfolio /(10)/
                         ----------------------------------------------------------------------------------------------------------
                                           Common stocks of U.S. companies in the service sector of the economy
-----------------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund -                     Dividend income & capital appreciation
                         Fidelity VIP Equity Income Portfolio /(3)/
                         ----------------------------------------------------------------------------------------------------------
                                                            Income-producing equity securities
                         ----------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Long-term capital appreciation
                         MFS Capital Opportunities Series Portfolio /(5)/
                         ----------------------------------------------------------------------------------------------------------
                                                      Common stocks of domestic and foreign companies
                         ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Current income & long-term growth
                         Pioneer Equity-Income VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                            Focus on large, strong companies with histories of dividend growth
Large-Cap Value Equity   ----------------------------------------------------------------------------------------------------------
                         Pioneer Variable Contracts Trust -                              Capital growth with current income
                         Pioneer Fund VCT Portfolio /(7)/
                         ----------------------------------------------------------------------------------------------------------
                                              Emphasizes high-quality, value and long-term earnings potential
                         ----------------------------------------------------------------------------------------------------------
                         Scudder Variable Series I  -                                    Long-term capital appreciation with
                         Scudder VS1 Growth and Income Portfolio /(8)/                   current income
                         ----------------------------------------------------------------------------------------------------------
                                                       Common stocks of large, established companies
                         ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Dividend income & capital appreciation
                         T. Rowe Price Equity Income Portfolio /(10)/
                         ----------------------------------------------------------------------------------------------------------
                                                  Dividend-paying common stocks of established companies
-----------------------------------------------------------------------------------------------------------------------------------
                         Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                         Fidelity VIP II Asset Manager: Growth Portfolio /(3,4)/
                         ----------------------------------------------------------------------------------------------------------
                                               Domestic and foreign stocks, bonds and short-term investments
Hybrid                   ----------------------------------------------------------------------------------------------------------
                         T. Rowe Price Equity Series, Inc. -                             Capital appreciation & dividend income
                         T. Rowe Price Personal Strategy Balanced Portfolio /(10)/
                         ----------------------------------------------------------------------------------------------------------
                                            Diversified portfolio of stocks, bonds and money market securities
-----------------------------------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  Seeks income & capital appreciation
International Fixed      MFS Strategic Income Series Portfolio /(5)/
Income                   ----------------------------------------------------------------------------------------------------------
                                                              International government bonds
-----------------------------------------------------------------------------------------------------------------------------------
                         MFS Variable Insurance Trust -                                  High current income and capital
High Yield Fixed Income  MFS High Income Series Portfolio /(5)/                          appreciation
                         ----------------------------------------------------------------------------------------------------------
                                           Diversified bond portfolio, some of which may involve equity features
-----------------------------------------------------------------------------------------------------------------------------------
                         Van Kampen Universal Institutional Funds, Inc. -                Above average return from a diversified
                         Van Kampen Fixed Income Portfolio /(6)/                         portfolio of fixed income securities
Intermediate-Term /      ----------------------------------------------------------------------------------------------------------
Long-Term Fixed Income                     Medium to high quality fixed income investments of intermediate maturity
                         ----------------------------------------------------------------------------------------------------------
                         Federated Insurance Series -                                    Current income
                         Federated Fund for U.S. Gov't Securities II Portfolio /(2)/
                         ----------------------------------------------------------------------------------------------------------
                                                                   U.S. Government bonds
-----------------------------------------------------------------------------------------------------------------------------------
                         T. Rowe Price Fixed Income Series, Inc. -                       High level of current income consistent
                         T. Rowe Price Limited-Term Bond Portfolio /(10)/                with modest price fluctuations
Short-Term Fixed Income  ----------------------------------------------------------------------------------------------------------
                                               Short and intermediate-term investment grade debt securities
-----------------------------------------------------------------------------------------------------------------------------------
                         Federated Insurance Series -                                    Current income consistent with the
Cash                     Federated Prime Money Fund II Portfolio /(2)/                   stability of principal
                         ----------------------------------------------------------------------------------------------------------
                                                           High-quality money market instruments
-----------------------------------------------------------------------------------------------------------------------------------

     (*) Asset category designations are our own to help you gain insight into each investment portfolio's intended objectives, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

INVESTMENT ADVISERS OF THE SERIES FUNDS:

         /(1)/   Fred Alger Management, Inc.
         /(2)/   Federated Investment Management Company.
         /(3)/   Fidelity Management & Research Company.
         /(4)/   Fidelity Management & Research (U.K.) Inc., and Fidelity
                 Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.


         /(5)/   MFS(TM) Investment Management.


         /(6)/   Morgan Stanley Asset Management Inc.
         /(7)/   Pioneer Investment Management, Inc.
         /(8)/   Scudder Kemper Investments, Inc.
         /(9)/   Rowe Price-Fleming International, Inc., a joint venture between
                 T. Rowe Price Associates, Inc. and Robert Fleming Holdings
                 Limited.
         /(10)/  T. Rowe Price Associates, Inc.
         /(11)/  Deutsche Asset Management, Inc.


We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each investment portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.

     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios.


The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.


     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the investment portfolios that accompany this Prospectus.

     We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisers. We may receive revenues from the investment portfolios or their investment advisers for the performance of these services. The amount of these revenues could be substantial and may depend on the amount our Variable Account invests in the investment portfolios and/or any portfolio thereof.



ADDING, DELETING, OR SUBSTITUTING VARIABLE INVESTMENT OPTIONS



     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any investment portfolio, if the shares of the investment portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.



     If an investment portfolio is eliminated, we will ask you to reallocate any amount in the eliminated investment portfolio. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements, and only after obtaining an exemptive order from the SEC, if required.



     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as a management investment company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

..    FIXED RATE OPTIONS (MAY NOT BE AVAILABLE IN ALL STATES)

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed rate options, please see the Policy.


All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff has not reviewed the fixed rate option disclosures in this Prospectus.


SYSTEMATIC TRANSFER ACCOUNTS


        A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. No additional funds may be allocated to the systematic transfer account once the Policy has been issued (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.



        Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a four-month or twelve-month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

FIXED ACCOUNT AND SYSTEMATIC TRANSFER ACCOUNTS

We have sole discretion to set current interest rates of the fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the guaranteed minimum interest rate.


        The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

        We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.


        We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

        (i) the amount of purchase payments allocated and Accumulation Value transferred to the fixed account or systematic transfer account, less
        (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less
        (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account, plus
        (iv) the charges for the returns benefit, if you elect this rider, plus
        (v) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
        (vi) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

..    TRANSFERS


     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Accumulation Value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:


TRANSFER RULES:

     . We must receive notice of the transfer -- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
     .       A transfer from the fixed account:
             .       may be made only once each Policy Year (unless the
                     dollar cost averaging program or the systematic transfer
                     account program is elected);
             .       is free;
             .       may be delayed up to six months (30 days in West
                     Virginia);
             .       does not count toward the 12 free transfer limit; and
             .       is limited during any Policy Year to 10% of the fixed
                     account value on the date of the initial transfer during that year.

     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount, and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes. We will notify affected policyholders before we limit transfers, modify transfer procedures or refuse to complete a transfer.




     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.
     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.
     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in a Subaccount to which a transfer is made.
     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

THIRD-PARTY TRANSFERS:

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

..    DOLLAR COST AVERAGING

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful.

     DOLLAR COST AVERAGING RULES:

     .       The dollar cost averaging program is free.
     .       We must receive notice of your election and any changed
             instruction -- either Written Notice or an authorized telephone transaction.
     .       Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     .       There must be at least $5,000 of Accumulation Value in the
             Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     .       Amount of each transfer must be at least $100, and must be $50 per Subaccount.
     .       If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy
             Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     .       Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     .       You may specify that transfers be made on the 1st through the
             28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next
             Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .       You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

     . Transfers made according to the dollar cost averaging program do not count in determining whether a transfer fee applies.

..    SYSTEMATIC TRANSFER ENROLLMENT PROGRAM ("STEP PROGRAM") (MAY NOT BE
     AVAILABLE IN ALL STATES)


     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.


You cannot transfer amounts from the STEP program to the fixed account.

STEP PROGRAM RULES:

     .       The STEP program is free.
     .       Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
             Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     .       Must have at least $5,000 in a systematic transfer account to begin the program.
     .       You may only participate in one systematic transfer account, but not both.
     .       Amount transferred each month must be at least an amount
             sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .       Transfers must be at least $50 per Subaccount.
     .       Upon receipt of funds by Section 1035 exchange or for an IRA rollover or transfer, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is
             recalculated.
     .       Cannot begin before the end of the Policy's "right to examine"
             period.
     .       You may specify transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify
             (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the
             STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .       No transfers may be made into the systematic transfer account.
     .       All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     .       The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

..    ASSET ALLOCATION PROGRAM


     The asset allocation program allows you to allocate purchase payments and Accumulation Value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

The asset allocation program does not protect against a loss, and might not achieve your goal.


ASSET ALLOCATION PROGRAM RULES:

     .       The asset allocation program is free.
     .       You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     .       Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     .       You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     .       Transfers made pursuant to this program do not count in
             determining whether a transfer fee applies.
     .       The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing.
             Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.


     . The investment portfolios that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the investment portfolios in that model, unless you provide us with changed instructions.

     The asset allocation program does not protect against a loss, and may not achieve your goal.

                                                      ASSET ALLOCATION MODELS
                                                       CURRENT ALLOCATIONS*
-----------------------------------------------------------------------------------------------------------------------------------
                                                 PRINCIPAL         PORTFOLIO          INCOME            CAPITAL           EQUITY
                                                 CONSERVER         PROTECTOR          BUILDER         ACCUMULATOR        MAXIMIZER
                                              (conservative)      (moderately       (moderate)        (moderately      (aggressive)
           PORTFOLIO                                 %           conservative)%          %            aggressive)%           %
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500                           20                15                15                15                15
MFS Capital Opportunities Series                     0                 5                10                15                20
Pioneer Mid-Cap Value VCT                            0                 5                10                15                20
T. Rowe Price Equity Income                          0                 5                10                15                20
T. Rowe Price International Stock                    0                10                15                15                20
T. Rowe Price Limited-Term Bond                     50                30                 0                 0                 0
Van Kampen UIF Emerging Markets Equity               0                 0                 0                 5                 5
Van Kampen UIF Fixed Income                         30                30                40                20                 0


     * We expect to change model allocations and/or to substitute investment portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.

     We use Callan Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

..    REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     REBALANCING PROGRAM RULES:

     .       The rebalancing program is free.
     .       You must request the rebalancing program and give us your
             rebalancing instructions by Written Notice or an authorized telephone transfer. Changed instructions, or a request to end this program must be by Written Notice.
     .       You must have at least $10,000 of Accumulation Value to begin the rebalancing program.
     .       You may have rebalancing occur quarterly, semi-annually or annually.
     .       Transfers made pursuant to this program do not count in
             determining whether a transfer fee applies.




     The rebalancing program does not protect against a loss and may not achieve your investment goals.

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goals

IMPORTANT POLICY PROVISIONS

     The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

..    POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 85 or younger (78 or younger in Pennsylvania). We reserve the right to reject any application or purchase payment for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.

     You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

APPLICATION IN GOOD ORDER

     All application questions must be answered, but particularly note these requirements:

     .       The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     .       Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     .       Initial purchase payment must meet minimum purchase payment requirements.
     .       Your signature and your agent's signature must be on the
             application.
     .       Identify the type of plan, whether it is nonqualified or
             qualified.
     .       City, state, and date application was signed must be completed.


     . Your agent must be both properly licensed and appointed with us and be a licensed securities salesperson.


PURCHASE PAYMENT REQUIREMENTS

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our electronic funds transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Initial Purchase Payment:

     .       The only purchase payment required. All others are optional.
     .       Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents.

     Additional Purchase Payments:

     . Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     . Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88/th/ birthday (78/th/ birthday in Pennsylvania) or (ii) your Annuity Starting Date.

ALLOCATING YOUR PURCHASE PAYMENTS

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     .       Allocations must be in whole percentages, and total 100%.
     .       The minimum allocation amount is $500 (or $100 for electronic funds transfer amounts).
     .       You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     .       All purchase payments will be allocated pursuant to your
             instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.


     "Right to Examine" Period Allocations:

     We will allocate your net initial purchase payment to your selected Subaccounts and fixed rate options on the date of issue of the Policy. If you cancel your Policy during the "right to examine" period, we will return your Accumulation Value as of the date we receive your request. This may be more or less than your purchase payment. If required by your state, we instead will return your purchase payments.


..    ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

VARIABLE ACCOUNT VALUE

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

        (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
        (b)     the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the applicable Subaccount for the day during which the net purchase payment or transfer is allocated to or transferred from the Subaccount. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

        (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus
        (c) any applicable charge for federal and state income taxes, if any; the result divided by
        (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

FIXED ACCOUNT VALUE

     The Accumulation Value of the fixed account on any Business Day equals:

        (a)     the accumulation value at the end of the preceding Business Day;
                plus
        (b) any net purchase payments credited since the end of the previous Business Day; plus
        (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
        (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
        (e) any partial withdrawal, withdrawal charge and expenses taken from the fixed account since the end of the previous Business Day; plus
        (f)     interest credited on the fixed account balance.

SYSTEMATIC TRANSFER ACCOUNT VALUE

        The Accumulation Value of any systematic transfer account on any Business Day equals:

        (a)     the value at the end of the preceding Business Day; plus
        (b)     any purchase payments credited since the preceding Business Day;
                minus
        (c) any partial withdrawal, withdrawal charge and expenses taken from the systematic transfer account since the end of the preceding business day; minus
        (d) any transfers from the systematic transfer account to the Subaccounts since the end of the preceding Business Day; plus
        (e)     interest credited on the systematic transfer account balance.

..    TELEPHONE TRANSACTIONS

TELEPHONE TRANSACTIONS PERMITTED

     .  Transfers.
     . Partial withdrawals of $10,000 or less by you (may be restricted in community property states).
     .  Change of purchase payment allocations.

TELEPHONE TRANSACTION RULES:

     . Only you may elect. Do so on the Policy application or by prior Written Notice to us.
     . Must be received by close of the New York Stock Exchange ("NYSE") (usually 3 p.m. Central Time); if later, the transaction will be processed the next Business Day.
     .  Will be recorded for your protection.
     . For security, you must provide your Social Security number and/or other identification information.
     .  May be discontinued at any time as to some or all Owners.
     . For any transaction that would reduce or impair the death benefit, consent from any irrevocable beneficiary is required.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

..    DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

..    DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

..    MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make Beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

..    POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

EXPENSES


     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each investment portfolio prospectus.


..    WITHDRAWAL CHARGE

Years Since Receipt of Purchase Payment         1      2      3     4      5      6     7      8+
----------------------------------------------------------------------------------------------------
Applicable Withdrawal Charge Percentage         7%     6%     5%    4%     3%     2%    1%     0%

     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.

     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not apply:

     (a)     to a death benefit paid under the Policy;
     (b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     (c) when the waiver of withdrawal charges provision is exercised, as described below;
     (d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     (e) for qualified plans, to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

FREE PARTIAL WITHDRAWALS

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

WITHDRAWAL CHARGE WAIVERS

     We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state, and the terms within each provision may vary by state. Refer to the waiver of withdrawal provisions in your Policy for the waivers allowed by your state.

     Hospitalization and Nursing Home Waiver. Any partial withdrawal or surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).
     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     Disability Waiver. Any partial withdrawal or surrender while you are physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (except in certain states) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania). Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (except in certain states).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

..    MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

1.00% annual rate, deducted daily from net assets in the Variable Account.

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

..    ADMINISTRATIVE CHARGES

     These charges help cover our cost to administer your Policy and will not increase.

     We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

Policy Fee            $30 deducted annually for each Policy with
                      Accumulation Value of $50,000 or less. The Policy fee
                      will not be deducted from any Policy with Accumulation
                      Value of more than $50,000.
----------------------------------------------------------------------------
Administrative        0.20% annual Rate, deducted daily from the
Expense Charge        net assets of each Subaccount
----------------------------------------------------------------------------

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

..    ENHANCED DEATH BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the enhanced death benefit. If you elect the enhanced death benefit rider, we deduct a daily charge which is equivalent to an annual charge of 0.35% of the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender.)

0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998.

     The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.


..    RETURNS BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the returns benefit. If you elect the returns benefit rider, we deduct an annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of the death benefit calculated under the rider or Accumulation Value.

An annual charge on the Policy anniversary or on Policy surrender of 0.40% of the greater of the death benefit calculated under the rider or Accumulation Value.


..    TRANSFER FEE


     The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer accounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. There is no fee for transfers from the fixed account but only one transfer from the fixed account can be made per Policy Year (unless you have elected the dollar cost averaging program). Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset


$10 per Subaccount transfer after 12 free transfers each Policy Year.

allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers. See the sections of this Prospectus describing those programs for the rules of each program.


..    PREMIUM TAX CHARGE

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

Varies, up to 3.5%.

..    OTHER TAXES

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

Currently, NONE.

..    OTHER EXPENSES; INVESTMENT ADVISORY FEES


     Each investment portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each investment portfolio's prospectus which accompanies this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus. These charges could be higher or lower in the future.


See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.

POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.


..    WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

Withdrawals may be subject to:
    .   Income Tax
    .   Penalty Tax
    .   Withdrawal Charge
    .   Premium Tax Charge

"FREE" PARTIAL WITHDRAWALS

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

SYSTEMATIC WITHDRAWAL PLAN

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan closely resembles annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

WITHDRAWAL RULES

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.
     . Withdrawals are made first from Policy earnings, then as a return of purchase payments.
     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).
     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.
     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.
     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.
     . Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.
     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.
     . Withdrawals may be restricted or prohibited for certain qualified policies.

..    ANNUITY PAYMENTS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge may apply to Accumulation Value placed under other annuity payout options.


Annuity payments:
    .   may be fixed or variable;
    . may be subject to a withdrawal charge if made within 2 years of the last purchase payment; and
    .   may be taxable, and if premature, subject to a tax penalty; and
    . may be at a minimum guaranteed rate, if the guaranteed minimum income benefit rider is elected.


     Annuity payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 1983a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.

          Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first, vary in amount depending upon the investment performance of the applicable Subaccounts.

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 1983a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

ANNUITY STARTING DATE

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th in Pennsylvania or if the returns benefit rider is elected). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

TRANSFERS AFTER THE ANNUITY STARTING DATE

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s) Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.

SELECTING AN ANNUITY PAYOUT OPTION

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictates otherwise).

The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.

ANNUITY PAYOUT OPTIONS

     If the continuation of variable payments being made under an option does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under an option depend upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     NOTE: Unless you elect a payout option with a guaranteed period or option 1 (described below), it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

The following annuity payout options are currently available:

1) Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2) Income of a Specified Amount. Proceeds are paid in monthly installments of a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3) Income for a Specified Period. Periodic payments of proceeds are paid for the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4) Lifetime Income. Proceeds are paid as monthly income during the Annuitant's life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 1983a mortality table) or, if more favorable to the payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees available for the Lifetime Income Option

        Guaranteed Period - An amount of monthly income is guaranteed for a specified number of years, and thereafter as long as the Annuitant lives.

        Guaranteed Amount - An amount of monthly income is guaranteed until the sum of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum. Proceeds are paid in one sum.

6) Alternative Schedules. We may be able to accommodate making annuity payments under other options, including joint and survivor periods. Contact us for more information.

RETURNS BENEFIT RIDER

     The returns benefit rider is only available at the time the Policy is issued. This rider is not available if you elect the enhanced death benefit rider. There is a charge for the returns benefit rider which is equal to 0.40% of the greater of (i) the death benefit calculated under the rider or (ii) Accumulation Value, assessed annually as of the Policy anniversary. If the rider is surrendered between Policy anniversaries, we will deduct a prorata portion of the charge. The charge will be allocated proportionately among the Subaccounts and the fixed rate options in accordance with the allocation of your Accumulation Value.

     If you elect the returns benefit rider, you will have the option of electing a guaranteed minimum annuity payment on the Annuity Starting Date, as long as the Annuity Starting Date is after the 10/th/ Policy anniversary. The guaranteed minimum payment will be equal to the greater of:

     (a) the death benefit amount that would be payable under the rider on the Annuity Starting Date, applied to the applicable guaranteed annuity payment rate also shown in the rider; or
     (b) the annuity payment that you would have received under the Policy, applied to our current annuity payment rates.

     The  death benefit under the rider equals the greater of:

     (a) the sum of net purchase payments reduced proportionately by any partial withdrawals, accumulated at 5% interest, up to but not more than a maximum of two times the Accumulation Value as of the date we receive notice of the Annuitant's death; or

     (b) the death benefit provided by the Death Benefit provision of the Policy.

     Several payout options are available under the rider. These payout options are:

     1.   Cash Refund

          We will pay the guaranteed minimum income payment monthly as long as the Annuitant lives. When the Annuitant dies, we will pay to the Beneficiary a lump sum of the difference between the amount applied on the Annuity Starting Date to the payment rate under the guaranteed minimum income benefit and the sum of payments already received.

     2.   Lifetime Income with a Guaranteed Period of 10 year

          We will pay the guaranteed minimum income payment monthly for 10 years and as long thereafter as the Annuitant lives.


     3.   Lifetime Income

          We will pay the guaranteed minimum income payment monthly for as long as the Annuitant lives.

     If you elect the returns benefit rider, you have the option of taking annuity payments under the provisions of the Policy instead of the rider any time.

     If you do not exercise the returns benefit provision and you terminate the rider within 60 days before the Annuity Starting Date, we will return 80% of the rider charges you have paid. We will credit this amount to the Subaccounts and fixed account according to your current allocation instructions for net purchase payments.

     If you have not yet exercised the returns benefit provision by the Policy anniversary following your 85th birthday, we will automatically return 80% of the rider charges as described above. The rider will then end on that Policy anniversary.

..    DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

A death benefit is payable upon:
     .   the Policy is currently in force;
     .   receipt of Due Proof of Death of the first Owner to die;
     .   election of an annuity payout option (or lump-sum payment); and
     .   proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

STANDARD DEATH BENEFIT

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the greater of:


     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) as of the end of the valuation period during which we receive due proof of death and an election of a payout option, less any charge for applicable premium taxes; or
     2) the sum of net purchase payments reduced proportionately by partial withdrawals

     A partial withdrawal will reduce the death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator is the amount of the partial withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in the death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.


     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

ENHANCED DEATH BENEFIT


     The enhanced death benefit rider is only available to Owners under age 80 in lieu of the standard death benefit. You cannot elect the enhanced death benefit rider and the returns benefit rider. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.35% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. You can terminate the enhanced death benefit rider at any time, however, once revoked, you may not again elect the enhanced death benefit. The enhanced death benefit may not be available in all states.


     If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 81 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

     2) the greatest Anniversary Value/7/ plus net purchase payments paid since that anniversary and reduced by any partial withdrawals made after that anniversary; and


     3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 5.0% annual rate of interest up to a maximum of two times total net purchase payments.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 75 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;
     2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 75 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and
     3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals, accumulated at a 4.5% annual rate of interest up to a maximum of two times total net purchase payments.


ACCIDENTAL DEATH BENEFIT

     If you or any joint Owner dies from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

BENEFICIARY

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS REQUIRED DISTRIBUTION

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.

----------
/7/ The Anniversary Value equals the Accumulation Value on a Policy anniversary.

..    LUMP SUM PAYMENT

     In most cases, when a death benefit is paid in a lump sum, we will pay the death benefit by establishing an interest bearing account, called the "TABS Access Account", for the beneficiary, in the amount of the death benefit. We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the death benefit. The TABS Access Account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the TABS Access Account.

FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.


..    TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural persons.

..    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

..    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   .   made on or after the taxpayer reaches age 59 1/2;
   .   made on or after an Owner's death;
   .   attributable to the taxpayer's becoming disabled; or
   . made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.


..    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract and whether the returns benefit rider is elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


..    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

..    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


..    Tax Shelter Regulations. Prospective owners should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

..    Alternative Minimum Tax. There may also be an indirect tax upon the income in the Policy or the proceeds of
a Policy under the federal corporate alternative minimum tax, if the owner is subject to that tax


..    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

..    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

..    Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

..    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

..    TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

..    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $3,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

..    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

..    Corporate pension and profit-sharing plans under Section 401(a) of the
Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

..    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

..    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.
     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

..    POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

MISCELLANEOUS

..    DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 7.5% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

..    SALES TO EMPLOYEES

     Certain distribution costs and other fees may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

..    VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

..    DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

..    LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.


..    USA PATRIOT ACT NOTICE

     The USA Patriot Act requires financial institutions to notify their customers that the financial institution is required to collect information in order to verify the identity of the owner(s) of any policy or account. In order to satisfy our "Customer Identification Verification" obligation, we may require you to provide us with documents and information necessary to verify your identity. This verification process may include the use of third-party sources to verify the information provided to us.

..    PRIVACY NOTICE

     We are obligated by law to provide you with our privacy notice on an annual basis. Our current privacy notice appears on the succeeding four pages.

                                 MUTUAL OF OMAHA
                       PRIVACY NOTICE-PERSONAL INFORMATION

This Privacy Notice applies to the Personal Information of customers of the Mutual of Omaha companies. The companies include:
..    Mutual of Omaha Insurance Company
..    Mutual of Omaha Investor Services, Inc.
..    Mutual of Omaha Marketing Corporation
..    United of Omaha Life Insurance Company
..    United World Life Insurance Company
..    Companion Life Insurance Company
..    Exclusive Healthcare, Inc.
..    Omaha Property and Casualty Insurance Company
..    Mutual of Omaha Structured Settlement Company, Inc.
..    Mutual of Omaha Structured Settlement Company of New York, Inc.

This Notice applies to our current as well as former customers regardless of their state of residency unless otherwise specifically indicated in this Notice.

                        WHY YOU ARE RECEIVING THIS NOTICE

The federal Financial Services Modernization Act and state privacy laws require us to send you an annual Notice. This Notice describes how we collect, use, and protect the Personal Information you entrust to us. Depending on the type of products you have with us, you may also receive a privacy notice required by a federal law which relates to the privacy of your medical information. That notice is titled "Privacy Notice -- Medical Information". Except as permitted or required by law, and as described in the "Privacy Notice - Medical Information", we do not disclose your medical information.

                              PERSONAL INFORMATION

Personal Information means information that we collect about you such as name, address, Social Security number, income, marital status, employment and similar personal information.

                             INFORMATION WE COLLECT

In the normal course of business we may collect Personal Information about you from:
..    Applications or other forms we receive from you.
..    Your transactions with us, such as your payment history.
..    Your transactions with other companies.
..    Mutual of Omaha websites (such as that provided through online forms, site visitor data and online information collecting devices known as "cookies").
..    Other sources (such as motor vehicle reports, government agencies and medical information bureaus).
..    Consumer-reporting agencies.

                            YOUR PERSONAL INFORMATION

SHARING WITHIN MUTUAL OF OMAHA

The law allows us to share much of your Personal Information among the Mutual of Omaha companies for many uses including the marketing of our own products. We may do so without your prior authorization, and the law does not allow you to restrict the sharing. The type of information we share could include:
..    Your name.
..    Your income.
..    Your Social Security number.
..    Other identifying information you give us.
..    Your transactions with us, such as your payment history.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                               YOUR PRIVACY CHOICE

Note: If you have already instructed us to not share your Personal Information or information about your creditworthiness, it is not necessary to respond again. Your request will remain on file with us until you request a change.

Sharing With Third Parties: For All Customers Except Residents of Minnesota, New Mexico and Vermont

If you are a resident of any state except Minnesota, New Mexico or Vermont, we may share your Personal Information with third parties outside the Mutual of Omaha companies, such as banks and credit card companies. We do so to inform you about other products or services we or other companies offer that may interest you. We may also share your Personal Information with third parties that we contract with to perform functions on our behalf.

We do not share your medical information, except to the extent we are required or permitted to under federal or state law.

                              YOUR RIGHT TO CHOOSE

If you are a resident of any state except Minnesota, New Mexico and Vermont, you have the right to tell us to not share your Personal Information with third parties outside the Mutual of Omaha companies. Even if you tell us to not share your Personal Information with third parties, we may still disclose your Personal Information for those purposes that are required or permitted by law. For example:
..    To respond to a judicial process or government regulatory authority.
..    To process an insurance product or service that you request.
..    To maintain or service your account, such as paying a claim.
..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

If you tell us to not share your Personal Information with third parties outside Mutual of Omaha, that instruction will apply to all the products you have with Mutual of Omaha. If there are multiple owners of any insurance product or service, any one of you may request that we not share information on behalf of yourself and the other owners.

We will honor your instructions for as long as you are our customer and for as long thereafter as we keep information about you.

If you wish to tell us to not share your Personal Information with third parties outside Mutual of Omaha, please tell us by telephone at 1-800-522-6912.

Sharing With Third Parties: For Customers Who Are Residents of Minnesota, New Mexico and Vermont

If you are a resident of Minnesota, New Mexico or Vermont, the laws of these states prevent us from sharing Personal Information about you with third parties outside the Mutual of Omaha companies. Unless you authorize us to do so, we may not share certain of your Personal Information with third parties. Since the Mutual of Omaha companies do not share such information with third parties, we are not requesting your authorization.

Vermont law also requires us to inform our customers residing in Vermont of the methods by which you may exercise your right to authorize us to share your Personal Information with third parties. At such time as we might request your authorization, we will inform you of those methods.

However, even without your authorization, we may share your Personal Information with third parties in those circumstances where sharing is permitted or required by law. For example:
..    To respond to a judicial process or government regulatory authority.
..    To process an insurance product or service that you request.
..    To maintain or service your account, such as paying a claim.
..    To allow third parties with whom we have contracted to perform insurance functions on our behalf.

We do not sell names or other information about our Minnesota, New Mexico and Vermont customers to third parties for marketing purposes.

We do not share the medical information of our Minnesota, New Mexico or Vermont customers except to the extent we are required or permitted to under federal or state law.

Sharing of Certain Information About Your Creditworthiness: For All Customers Except Residents of Vermont

If you are a resident of any state except Vermont, we may share certain information about your creditworthiness among the Mutual of Omaha companies. We do so to make it easier to do business with us. It also lets us better match our products and services with your needs. For example, one of our insurance companies may share information with another of our insurance companies. Creditworthiness includes:
..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.
If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

If you prefer us to not share this information, please tell us by telephone at 1-800-522-6912.

Sharing of Certain Information About Your Creditworthiness: For Customers Who Are Residents of Vermont

If you are a resident of Vermont and you have given us your written consent, we may share information about your creditworthiness among the Mutual of Omaha companies. We do so to simplify doing business with us and to better match our products and services to your needs. Creditworthiness includes:
..    Your marital status.
..    Your income.
..    Your employment history.
..    Your credit history.

If we did not share this information among our companies, you might be required to provide identical information each time you apply for one of our products or services.

We customarily request your written consent to the sharing of this information among our family of companies when you complete an application for one of our products or services. We will not share information about your creditworthiness without your prior written consent.

                         HOW WE PROTECT YOUR INFORMATION

We restrict access to your Personal Information. It is given only to the employees of Mutual of Omaha and others who need to know the information to provide our insurance or financial services to you.

We have physical, electronic and procedural safeguards in place to make sure your Personal Information is protected. These safeguards follow legal standards and established security standards and procedures.

                                 MUTUAL OF OMAHA
                            MONTANA PRIVACY ADDENDUM

The following additional information applies to residents of Montana.

                INFORMATION FROM INSURANCE-SUPPORT ORGANIZATIONS
Like most insurance companies, the Mutual of Omaha family of companies obtains personal information about applicants and policyholders from other organizations which are referred to as "insurance-support organizations".

These organizations furnish personal information about applicants and policyholders for use in a number of insurance transactions, such as underwriting and claims activity. These organizations may retain Personal Information about you and provide it to other persons or other companies.

                          YOUR RIGHTS UNDER MONTANA LAW
Under Montana law, you have the following rights regarding your Personal
Information:

Your Rights to Access Your Personal Information. Under Montana law, you have the right to access and obtain a copy of personal information which we have recorded about you. To exercise the right, you should:

..    Properly identify yourself with your full name and policy and/or account numbers.
..    Submit a written request to us for your personal information.
..    Generally describe the personal information you are requesting.

Within 30 days after the receipt of your request, we will inform you of the nature and substance of the personal information we have recorded about you. We may do so in writing, by telephone or other oral communication.

We will also provide a copy of your personal information to you within 30 days after the receipt of your request, as long as the information is reasonably locatable and retrievable by us.

We will also disclose to you the identity, if it was recorded, of those persons to whom we have disclosed your personal information in the 24-month period preceding the date of your request. In the unlikely event that the identity of the person to whom your personal information was disclosed was not recorded, we will provide you with a description of the types of persons to whom we normally disclose the type of personal information involved in your request.

We may charge you a nominal fee to provide you with copies of requested personal information. The fee will be calculated to allow us to recover our costs of providing the information to you.

Your Rights to Correct Your Personal Information. Montana law also gives you the right to correct, amend or delete personal information we may have recorded about you.

We will have 30 days after the receipt of such a request from you to act on it. Within that time, we will either take the action you request or notify you that we cannot do so. If we notify you that we cannot do so, we will:

..    Notify you in writing of our refusal to make the correction, amendment or deletion.
..    Give you the reasons for our refusal.
..    Inform you of your right to file a statement with the Montana Commissioner of Insurance about your disagreement with our action.

Disclosures of Your Medical Information. We are legally entitled in a limited number of circumstances to disclose medical information we may have about you. Under Montana law and upon written request to us, you are entitled to receive a record of disclosures of your medical records which we may make about you. If we do receive such a request from you, we will give you:

..    The name, address and institutional affiliation, if any, of each person receiving your medical information during the prior 3 years.
..    The date the person examined or received your medical information.
..    A description of the information disclosed, unless it would not be practical to provide such a description.

How to Exercise Your Rights. If you wish to exercise any of your rights under Montana law as provided for in this notice, please write to us at:

                      Mutual of Omaha
                      Attn. Privacy Notice
                      Mutual of Omaha Plaza
                      Omaha, NE  68175-0001

When you write to us, please provide us with your full name, complete address and your policy and/or account numbers.


DO YOU HAVE QUESTIONS?

If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at:
UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

                              CONTENTS                       PAGE(S)
           ----------------------------------------------------------
           The Policy - General Provisions                    2 - 3
                Owner and Joint Owner
                Entire Contract
                Deferment of Payment and Transfers
                Incontestability
                Misstatement of Age or Sex
                Nonparticipating
                Assignment
                Evidence of Age or Survival
           ----------------------------------------------------------
           Federal Tax Matters                                3 - 4
                Tax Status of the Policy
                Taxation of United of Omaha
           ----------------------------------------------------------
           State Regulation of United Omaha                     4
           Administration
           Records and Reports
           Distribution of the Policies
           Custody of Assets
           ----------------------------------------------------------

           Historical Performance Data                        5 - 11

                Money Market Yields
                Other Subaccount Yields
                Average Annual Total Returns
                Other Performance Information
           ----------------------------------------------------------

           Other Information                                   12
           ----------------------------------------------------------
           Financial Statements                                12

                       STATEMENT OF ADDITIONAL INFORMATION

                      ULTRANNUITY SERIES V VARIABLE ANNUITY

               Issued through: UNITED OF OMAHA SEPARATE ACCOUNT C

       Offered by: UNITED OF OMAHA LIFE INSURANCE COMPANY ("we, us, our")

                              Mutual of Omaha Plaza
                              Omaha, Nebraska 68175

                                   ----------


     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2003 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement of Additional Information.


          This Statement of Additional Information is not a prospectus.
   You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.


Dated:  May 1, 2003



                                CONTENTS                      PAGE(S)
              ----------------------------------------------------------
              The Policy - General Provisions                 2 - 3
                   Owner and Joint Owner
                   Entire Contract
                   Deferment of Payment and
                    Transfers
                   Incontestability
                   Misstatement of Age or Sex
                   Nonparticipating
                   Assignment
                   Evidence of Age or Survival
              ----------------------------------------------------------
              Federal Tax Matters                             3 - 4
                   Tax Status of the Policy
                   Taxation of United of Omaha
              ----------------------------------------------------------
              State Regulation of United of Omaha               4
                   Administration
                   Records and Reports
                   Distribution of the Policies
                   Custody of Assets
              ----------------------------------------------------------
              Historical Performance Data                     5 - 11
                   Money Market Yields
                   Other Subaccount Yields
                   Average Annual Total Returns
                   Other Performance Information
              ----------------------------------------------------------
              Other Information                                12
              ----------------------------------------------------------
              Financial Statements                             12

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                         THE POLICY - GENERAL PROVISIONS

OWNER AND JOINT OWNER
     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

ENTIRE CONTRACT
     The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

DEFERMENT OF PAYMENT AND TRANSFERS
     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

          (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
          (b)  trading on the New York Stock Exchange is restricted;
          (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
          (d) the Securities Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

INCONTESTABILITY
     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

MISSTATEMENT OF AGE OR SEX
     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

                                       -2

NONPARTICIPATING
     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

ASSIGNMENT
     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

EVIDENCE OF AGE OR SURVIVAL
     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                               FEDERAL TAX MATTERS

     TAX STATUS OF THE POLICY Diversification Requirements. Section 817(h) of the Internal Revenue Code (the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. Section. 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service ("IRS") has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements. The Code also requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

                                       -3

TAXATION OF UNITED OF OMAHA

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                       STATE REGULATION OF UNITED OF OMAHA

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Nebraska Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Nebraska Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                 ADMINISTRATION

     We perform all administration for your Policy.

                               RECORDS AND REPORTS

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                          DISTRIBUTION OF THE POLICIES

     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.


     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 2002, we paid $____________in total compensation to MOIS; of this amount MOIS retained $________as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 2001, these amounts were $1,966,945 and $1,103,303, respectively. In 2000, these amounts were $4,482,085 and $2,124,533 respectively. In 1999, these amounts were $6,849,661 and $2,737,475 respectively. In 1998, these amounts were $10,559,128 and $2,996,217 respectively.


     Certain distribution costs may be waived for Policies owned by employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

                                CUSTODY OF ASSETS

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                                       -4

                           HISTORICAL PERFORMANCE DATA

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.


     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. In addition, the yield figures will not reflect any withdrawal charge. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of purchase payments based on the state in which the Policy is sold.


MONEY MARKET YIELDS
     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/02, this current annualized yield is ________%.
     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.
     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.
     The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.


     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy.


OTHER SUBACCOUNT YIELDS
     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation,


                                       -5
based on an average Accumulation Value of $30,000. The 30-day or one-month yield is calculated according to the following formula:

                           Yield = [2 {a-b + 1}[POWER OF 6] - 1]
                                       ---
                                     [ cd ]

         Where:
            a =   -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.
            b =   -- expenses of the Subaccount for the 30-day or one-month
                     period.
            c =   -- the average number of Accumulation Units outstanding.
            d =   -- the Accumulation Unit value at the close of the last day in the 30-day or one-month period.


     Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.
     Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Subaccounts were first offered in the Policies. Average annual total returns for other periods of time may, from time to time, also be disclosed.


     Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. The total return will then be calculated according to the following formula:

                                 P(1+TR)[POWER OF n] = ERV

         Where:

            P =   -- a hypothetical initial purchase payment of $1,000.

            TR =  -- the average annual total return.

            ERV=  -- the ending redeemable value (net of any applicable withdrawal charge) of the hypothetical account at the end of the period.

            n =   -- the number of years in the period.


Performance Data. Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

                                       -6

     The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     Such average annual total return information for the Subaccounts of Policies is as follows:


                              SUBACCOUNT
                    AVERAGE ANNUAL TOTAL RETURN
                   (REFLECTS WITHDRAWAL CHARGES)
                   Subaccount (date of inception)                  1 Year      5 Year       From
        (Policy issued without the enhanced death benefit or       Ended       Ended      Inception
               the guaranteed minimum income benefit)             12/31/02    12/31/02   To 12/31/02
      ----------------------------------------------------------------------------------------------
      Alger American Growth (6/5/95)
      Alger American Small Capitalization (6/5/95)
      Federated Prime Money Fund II (6/5/95)
      Federated Fund for U.S. Govt. Securities II (6/5/95)
      Fidelity VIP II Asset Manager (6/5/95)
      Fidelity VIP II Contrafund (6/5/95)
      Fidelity VIP Equity Income (6/5/95)
      Fidelity VIP II Index 500 (5/1/97)
      MFS Capital Opportunities Series (5/1/97)
      MFS Emerging Growth Series (6/5/95)
      MFS High Income Series (6/5/95)
      MFS Research Series (6/5/95)
      MFS Strategic Income Series (6/5/95)
      Pioneer Equity Income VCT (5/1/00)
      Pioneer Fund VCT (5/1/00)
      Pioneer Growth Shares VCT (5/1/00)
      Pioneer Midcap Value VCT (5/1/97)
      Pioneer Real Estate Growth VCT (5/1/97)
      Scudder VIT EAFE(R) Equity Index (5/1/00)
      Scudder VIT Small Cap Equity Index (5/1/00)
      Scudder VS1 Global Discovery (5/2/97)
      Scudder VS1 Growth & Income (5/1/97)
      Scudder VS1 International (6/5/95)
      T. Rowe Price Equity Income (6/5/95)
      T. Rowe Price International  (6/5/95)
      T. Rowe Price Limited Term Bond (6/5/95)
      T. Rowe Price New America Growth (6/5/95)
      T. Rowe Price Personal Strategy Balanced (6/5/95)
      Van Kampen UIF Emerging Markets Equity (5/1/98)
      Van Kampen UIF Fixed Income (5/1/98)


                                       -7

Non-Standardized Performance Data. In addition to the version described above, total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include a withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:


                    SUBACCOUNT NON-STANDARDIZED
                    AVERAGE ANNUAL TOTAL RETURN
              (DOES NOT REFLECT WITHDRAWAL CHARGES)
                   Subaccount (date of inception)                  1 Year      5 Year       From
        (Policy issued without the enhanced death benefit or       Ended       Ended      Inception
               the guaranteed minimum income benefit)             12/31/02    12/31/02   To 12/31/02
      ----------------------------------------------------------------------------------------------
      Alger American Growth (6/5/95)
      Alger American Small Capitalization (6/5/95)
      Federated Prime Money Fund II (6/5/95)
      Federated Fund for U.S. Govt. Securities II (6/5/95)
      Fidelity VIP II Asset Manager (6/5/95)
      Fidelity VIP II Contrafund (6/5/95)
      Fidelity VIP Equity Income (6/5/95)
      Fidelity VIP II Index 500 (5/1/97)
      MFS Capital Opportunities Series (5/1/97)
      MFS Emerging Growth Series (6/5/95)
      MFS High Income Series (6/5/95)
      MFS Research Series (6/5/95)
      MFS Strategic Income Series (6/5/95)
      Pioneer Equity Income VCT (5/1/00)
      Pioneer Fund VCT (5/1/00)
      Pioneer Growth Shares VCT (5/1/00)
      Pioneer Midcap Value VCT (5/1/97)
      Pioneer Real Estate Growth VCT (5/1/97)
      Scudder VIT EAFE(R) Equity Index (5/1/00)
      Scudder VIT Small Cap Equity Index (5/1/00)
      Scudder VS1 Global Discovery (5/2/97)
      Scudder VS1 Growth & Income (5/1/97)
      Scudder VS1 International (6/5/95)
      T. Rowe Price Equity Income (6/5/95)
      T. Rowe Price International (6/5/95)
      T. Rowe Price Limited Term Bond (6/5/95)
      T. Rowe Price New America Growth (6/5/95)
      T. Rowe Price Personal Strategy Balanced (6/5/95)
      Van Kampen UIF Emerging Markets Equity (5/1/98)
      Van Kampen UIF Fixed Income (5/1/98)


                                       -8

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

The figures above are an indication of past, but not future, performance of the applicable Subaccounts available under the Policy.

     Adjusted Historical Performance Data. We may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:


                             SUBACCOUNT
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE
                    (REFLECTS WITHDRAWAL CHARGES)
      Subaccount (date of inception of corresponding portfolio)     1 Year     5 Years     10 Years      Since
      (Policy issued without the enhanced death benefit or the      Ended       Ended       Ended      Inception
                 guaranteed minimum income benefit)                12/31/02    12/31/02    12/31/02   to 12/31/02
      -----------------------------------------------------------------------------------------------------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Federated Prime Money Fund II (11/21/94)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Fidelity VIP II Asset Manager (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      Fidelity VIP Mid Cap (5/01/03)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Midcap Value VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Pioneer Small Cap Value VCT (5/01/03)
      Scudder VIT EAFE(R) Equity Index (8/22/97)
      Scudder VIT Small Cap Equity Index (8/22/97)
      Scudder VS1 Global Discovery (5/2/97)
      Scudder VS1 Growth & Income (5/1/97)
      Scudder VS1 International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)


                                       -9

Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:


                     SUBACCOUNT NON-STANDARDIZED
                        "ADJUSTED HISTORICAL"
                  AVERAGE ANNUAL TOTAL RETURN TABLE
                (DOES NOT REFLECT WITHDRAWAL CHARGES)
      Subaccount (date of inception of corresponding portfolio)     1 Year      5 Years    10 Years      Since
       (Policy issued without the enhanced death benefit or the     Ended        Ended      Ended      Inception
                  guaranteed minimum income benefit)               12/31/02    12/31/02    12/31/02   to 12/31/02
      -----------------------------------------------------------------------------------------------------------
      Alger American Growth (1/9/89)
      Alger American Small Capitalization (9/21/88)
      Federated Prime Money Fund II (11/21/94)
      Federated Fund for U.S. Govt. Securities II (3/28/94)
      Fidelity VIP II Asset Manager (1/3/95)
      Fidelity VIP II Contrafund (1/3/95)
      Fidelity VIP Equity Income (10/9/86)
      Fidelity VIP II Index 500 (8/27/92)
      Fidelity VIP Mid Cap (5/01/03)
      MFS Capital Opportunities Series (8/14/96)
      MFS Emerging Growth Series (7/24/95)
      MFS High Income Series (7/26/95)
      MFS Research Series (7/26/95)
      MFS Strategic Income Series (6/14/95)
      Pioneer Equity Income VCT (3/1/95)
      Pioneer Fund VCT (10/31/97)
      Pioneer Growth Shares VCT (10/31/97)
      Pioneer Midcap Value VCT (3/1/95)
      Pioneer Real Estate Growth VCT (3/1/95)
      Pioneer Small Cap Value VCT (5/01/03)
      Scudder VIT EAFE(R) Equity Index (8/22/97)
      Scudder VIT Small Cap Equity Index (8/22/97)
      Scudder VS1 Global Discovery (5/2/97)
      Scudder VS1 Growth & Income (5/1/97)
      Scudder VS1 International (5/1/87)
      T. Rowe Price Equity Income (3/31/94)
      T. Rowe Price International (3/31/94)
      T. Rowe Price Limited-Term Bond (5/13/94)
      T. Rowe Price New America Growth (3/31/94)
      T. Rowe Price Personal Strategy Balanced (12/31/94)
      Van Kampen UIF Emerging Markets Equity (10/1/96)
      Van Kampen UIF Fixed Income (1/2/97)


The figures above are not an indication of present, past, or future performance of the applicable Subaccounts or of the actual portfolios available under the Policy.

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                                CTR = (ERV/P) - 1

         Where:
             CTR = -- The cumulative total return net of Subaccount recurring charges for the period.
             ERV = -- The ending redeemable value of the hypothetical investment at the end of the period.
              P =  -- A hypothetical initial purchase payment of $1,000.

                                       -10

OTHER PERFORMANCE INFORMATION
     The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board
Advertising Age
American Banker
Barron's
Best's Review
Broker World
Business Insurance
Business Month
Business Week
Changing Times
Consumer Reports
Economist
Financial Planning
Financial World
Forbes
Fortune, Inc.
Institutional Investor
Insurance Forum
Insurance Sales
Insurance Week
Journal of Accountancy
Journal of the American Society
   of CLU & ChFC
Journal of Commerce
Life Association News
Life Insurance Selling
Manager's Magazine
Market Facts
Money

                                       -11

                                OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                              FINANCIAL STATEMENTS


     This Statement of Additional Information contains financial statements for the United of Omaha Separate Account C as of December 31, 2002 and for the years ended December 31, 2002 and 2001 which have been audited by Deloitte & Touche LLP independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
     The Financial Statements of United of Omaha Life Insurance Company as of December 31, 2002 and 2001, and for the years ended December 31, 2002, 2001 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the United of Omaha Separate Account C. The primary business address of Deloitte & Touche LLP is Suite 2000, 1620 Dodge Street, Omaha, Nebraska 68102.

FINANCIAL STATEMENTS

TO BE FILED BY POST-EFFECTIVE AMENDMENT FILED BEFORE THE EFFECTIVE DATE OF THIS AMENDED REGISTRATION STATEMENT

PART C    OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (1)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (1)  Exhibits: The following exhibits are filed herewith:


Exhibit No.      Description of Exhibit
-----------      ----------------------
(1)  (a)         Resolution of the Board of Directors of United of Omaha Life
                 Insurance Company establishing the Variable Account. *

(2)              Not applicable.

(3)  (a)         Principal Underwriter Agreement by and between United of Omaha
                 Life Insurance Company, on its own behalf and on behalf of the Variable Account, and Mutual of Omaha Investor Services, Inc. *

     (b) Form of Broker/Dealer Supervision and Sales Agreement by and between Mutual of Omaha Investor Services, Inc. and the Broker/Dealer.*


(4)  (a)         Form of Policy for the SERIES V variable annuity Policy.


     (b)         Form of Riders to the Policy.*

         (1)     Systematic Transfer Enrollment Program Endorsement to the
                 Policy. **

         (2)     Enhanced Death Benefit Rider


         (3)     Returns Benefit Rider


(5)              Form of Application to the Policy.*

(6)  (a)         Articles of Incorporation of United of Omaha Life Insurance
                 Company.*
     (b)         Bylaws of United of Omaha Life Insurance Company.****

(7)              Not applicable.

(8)  (a) (1)     Participation Agreement among The Alger American Fund, Fred
                 Alger Management, Inc. and United of Omaha Life Insurance
                 Company.*

         (2) Amendment No. 1 to the Participation Agreement among Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among The Alger American Fund, Fred Alger Management, Inc. and United of Omaha Life Insurance Company.****

     (b) (1) Fund Participation Agreement among United of Omaha Life Insurance Company, Insurance Management Series and Federated Securities Corp.*

         (2) Amendment No. 1 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among Federated Insurance Series, formerly Insurance Management Series, Federated Securities Corp. and United of Omaha Life Insurance Company.****

     (c) (1) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*

         (2) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (3) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (4) Amendment No. 4 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (5) Amendment No. 5 to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributions Corporation and United of Omaha Life Insurance Company.*****

         (6) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (7) Amendment No. 1 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (8) Amendment No. 2 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.****

         (9) Amendment No. 3 to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and United of Omaha Life Insurance Company.*****

     (d) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, United of Omaha Life Insurance Company and Massachusetts Financial Services Company.*****

     (e) (1) Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (2) Amendment No. 1 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

         (3) Amendment No. 2 to the Participation Agreement among Pioneer Variable Contracts Trust, Pioneer Funds Distributor, Inc. and United of Omaha Life Insurance Company.****

     (f) (1) Participation Agreement by and between Scudder Variable Life Insurance Fund and United of Omaha Life Insurance Company.*

         (2) First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance Company and Scudder Variable Life Investment Fund.****

     (g) (1) Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.*

         (2) Amended Schedule A effective May 31, 1995 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (3) Amended Schedule A effective May 1, 1997 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

         (4) Amended Schedule A effective August 6, 1999 to Participation Agreement among T. Rowe Price International Series, T. Rowe Price Equity Series, T. Rowe Price Fixed Income Series, T. Rowe Price Investment Services, Inc. and United of Omaha Life Insurance Company.****

     (h) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd LLP, and United of Omaha Life Insurance Company .**

     (i) (1) Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.***

         (2) Amendment No. 1 to the Fund Participation Agreement among Deutsche Asset Management VIT Funds, formerly BT Insurance Funds Trust, Bankers Trust Company and United of Omaha Life Insurance Company.*****

     (j)         Administrative Services Agreement with Vantage Computer
                 Systems.*


(9)              Opinion and Consent of Counsel. #

(10)             Consent of Independent Auditors. #


(11)             Not applicable.


(12)             Not applicable.


(13)             Schedules of Computation of Performance Data. #


(14)             Powers of Attorney.*****


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

***Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

*****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 29, 2002 (File No. 333-54112).


#    To be filed by post-effective amendment filed before the effective date of this Amended Registration Statement.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Our Directors and Senior Officers are:


    DIRECTORS*
    ----------
    David Baris               Managing Partner, Kennedy, Baris & Lundy, L.L.P.
    Samuel L. Foggie, Sr.     Retired Banking and Finance Industry Executive
    Carol B. Hallett          Senior Advisor,  Air Transport Association of America
    Jeffrey M. Heller         Former Vice Chairman, Electronic Data Systems (Retired)
    Richard W. Mies           Senior Vice President, Science Applications International Corporation
    Oscar S. Straus II        Chairman, The Daniel and Florence Guggenheim Foundation
    John A. Sturgeon          President and COO of our Company
    Michael A. Wayne          Chairman, John Wayne Cancer Institute and John Wayne Foundation
    John W. Weekly            Chairman of the Board and CEO of our Company


    SENIOR OFFICERS*
    ----------------
    John W. Weekly            Chairman of the Board and Chief Executive Officer
    John A. Sturgeon          President and Chief Operating Officer
    Cecil D. Bykerk           Executive Vice President and Chief Actuary
    James L. Hanson           Executive Vice President (Information Services)
    Randall C. Horn           Executive Vice President (Individual Financial Services)
    M. Jane Huerter           Executive Vice President and Corporate Secretary (Corporate Services)
    William C. Mattox         Executive Vice President (Federal Legislative Affairs)
    Thomas J. McCusker        Executive Vice President and General Counsel
    Daniel P. Neary           Executive Vice President (Group Benefit Services)
    Tommie D. Thompson        Executive Vice President, Treasurer and Comptroller
    Richard A. Witt           Executive Vice President and Chief Investment Officer

        *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


Name of Corporation (where organized)*                                          Type of Corporation
--------------------------------------                                          -------------------
Mutual of Omaha Insurance Company (NE)                                          Accident & Health Insurance
         Fulcrum Growth Partners, L.L.C.                                        Investment activities
                  BalCo Holdings, LLC                                           Investment activities
         KFS Corporation (NE)                                                   Holding Corporation
                  Kirkpatrick, Pettis, Smith, Polian Inc. (NE)                  Registered broker-dealer & investment advisor
                           KP Capital Markets, Inc.                             Inactive
                  KPM Investment Management, Inc. (NE)                          Investment advisor
                  Kirkpatrick Pettis Trust Company (NE)                         Trust company
         Mutual of Omaha Health Plans, Inc. (NE)                                Holding corporation
                  Exclusive Healthcare, Inc. (NE)                               HMO
                  Ingenium Benefits, Inc.                                       Administrative services

                  Mutual of Omaha of South Dakota & Community Health
                           Plus HMO, Inc. (SD)                                  HMO
         Mutual of Omaha Holdings, Inc. (NE)                                    Holding corporation
                  innowave incorporated (NE)                                    Markets water purification products
                  Mutual of Omaha Investor Services, Inc. (NE)                  Registered securities broker-dealer
                  Mutual of Omaha Marketing Corporation (NE)                    Markets insurance products

         Omaha Property and Casualty Insurance Company (NE)                     Property & casualty insurance
                  Adjustment Services, Inc. (NE)                                Claims adjusting services
         The Omaha Indemnity Company (WI)                                       Property & casualty insurance (inactive)
         United of Omaha Life Insurance Company (NE)                            Life, H&A insurance/annuities
                  Companion Life Insurance Company (NY)                         Life insurance/annuities
                  Mutual of Omaha Structured Settlement Company, Inc. (CT)      Structured settlements
                  Mutual of Omaha Structure Settlement Company of
                           New York, Inc. (NY)                                  Structured settlements
                  United World Life Insurance Company (NE)                      Accident & health and life insurance

*Subsidiaries are indicated by indentations.


ITEM 27.  NUMBER OF POLICYOWNERS


     As of December 31, 2002, there were ____________ Owners of the Policies.


ITEM 28.  INDEMNIFICATION

     The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

        With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

               An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

               For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

               If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

               Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

     With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

               To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

               To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

          NAME                  TITLE
          ------------------    -----------------------------------------------

          John W. Weekly        Chairman, Director
          John A. Sturgeon      Director
          Richard A. Witt       President, Director
          M. Jane Huerter       Secretary and Director
          Terrance S. DeWald    Vice President, Compliance Officer and Director
          Randall C. Horn       Director
          William J. Bluvas     Vice President, Treasurer


     (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2002, United paid $__________________ in total compensation to MOIS; of this amount MOIS retained $__________ as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

ITEM 31.  MANAGEMENT SERVICES.

     All management policies are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
     (d) United of Omaha Life Insurance Company represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United of Omaha Life Insurance Company.

SECTION 403(b) REPRESENTATIONS
     United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of

1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6c-7:  TEXAS OPTIONAL RETIREMENT PROGRAM
     United and the Variable Account rely on 17 C.F.R. Section 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, United of Omaha Insurance Company and United of Omaha Separate Account C have caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on their behalf, in the City of Omaha and State of Nebraska, on February 28, 2003.

                              UNITED OF OMAHA SEPARATE ACCOUNT C

                              UNITED OF OMAHA LIFE INSURANCE COMPANY
                              Depositor

                                    /s/ Thomas J. McCusker

                              -----------------------------------
                              By:   Thomas J. McCusker

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 has been signed by the following persons on February 28, 2003 in the capacities and on the dates indicated.

Signatures                                   Title                                               Date
----------                                   -----                                               ----
by                          *     Chairman of the Board,                                         2/28/03
  --------------------------      Chief Executive Officer
         John W. Weekly


by                          *     President, Chief Operating Officer,                            2/28/03
  --------------------------      Director
         John A. Sturgeon


by                          *     Treasurer and Comptroller                                      2/28/03
  --------------------------      (Principal Financial Officer and Principal Accounting Officer)
         Tommie Thompson


by                          *     Director                                                       2/28/03
  --------------------------
         David Baris


by                          *     Director                                                       2/28/03
  --------------------------
         Samuel L. Foggie, Sr.


by                          *     Director                                                       2/28/03
  --------------------------
         Carol B. Hallett


by                          *     Director                                                       2/28/03
  --------------------------
         Jeffrey M. Heller


by                          *     Director                                                       2/28/03
  --------------------------
         Richard W. Mies


by                          *     Director                                                       2/28/03
  --------------------------
         Oscar S. Straus II


by                          *     Director                                                       2/28/03
  --------------------------
         Michael A. Wayne


* Signed by Thomas J. McCusker under Powers of Attorney effective January 1, 2001 and January 1, 2002.

--------------------------------------------------------------------------------
                                                       REGISTRATION NO. 33-89848
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                       UNITED OF OMAHA SEPARATE ACCOUNT C

                                       OF

                     UNITED OF OMAHA LIFE INSURANCE COMPANY

                                    EXHIBITS

                                       TO

                     THE REGISTRATION STATEMENT ON FORM N-4

                                      under

           THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 12

                                       and

              THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 34

--------------------------------------------------------------------------------

                                February 28, 2003

                                  EXHIBIT INDEX

Exhibit No.      Description of Exhibit
-----------      ----------------------

4(a)             Form of Policy for the SERIES V variable annuity Policy

(4)(b)(2)        Enhanced Death Benefit Rider


(4)(b)(3)        Returns Benefit Rider


(9)              Opinion and Consent of Counsel.

(10)             Consent of Independent Auditors.

(13)             Schedules of Computation of Performance Data.